DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	Cogo Group, Inc.
Entity Central Index Key	0001519380
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	cogo
Entity Common Stock Shares Outstanding	31,110,922
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ASSETS
Cash	$ 52,140	324,839	572,364
Pledged bank deposits	89,395	556,941	431,695
Accounts receivable, net	113,155	704,968	941,798
Bills receivable	4,486	27,945	39,889
Amount due from related party	5,737	35,743	0
Inventories	82,883	516,372	327,482
Income taxes receivable	337	2,098	1,932
Prepaid expenses and other receivables	9,032	56,266	51,507
Total current assets	357,165	2,225,172	2,366,667
Property and equipment, net	2,811	17,515	17,891
Intangible assets, net	20,675	128,810	154,105
Other assets	42	261	21,325
TOTAL ASSETS	380,693	2,371,758	2,559,988
LIABILITIES AND EQUITY
Accounts payable	16,513	102,878	121,538
Bank borrowings	98,561	614,045	854,234
Income taxes payable	1,148	7,155	16,046
Accrued expenses and other liabilities	5,735	35,734	22,593
Total current liabilities	121,957	759,812	1,014,411
Deferred tax liabilities	3,412	21,254	25,427
Total liabilities	125,369	781,066	1,039,838
Equity:
Common stock Par value: USD0.01 Authorized: 200,000,000 shares Issued: 43,423,556 shares in 2012 and 42,309,285 shares in 2011 Outstanding: 31,110,922 shares in 2012 and 33,560,467 shares in 2011	547	3,409	3,340
Additional paid in capital	232,484	1,448,396	1,382,521
Retained earnings	93,797	584,364	560,234
Accumulated other comprehensive loss	(19,665)	(122,513)	(128,254)
Stockholders' Equity subtotal before Treasury Stock, Total	307,163	1,913,656	1,817,841
Less cost of common stock in treasury, 12,312,634 shares in 2012 and 8,748,818 shares in 2011	(59,263)	(369,217)	(320,025)
Total Cogo Group, Inc. equity	247,900	1,544,439	1,497,816
Noncontrolling interests	7,424	46,253	22,334
Total equity	255,324	1,590,692	1,520,150
Commitments and contingencies	0	0	0
TOTAL LIABILITIES AND EQUITY	$ 380,693	2,371,758	2,559,988

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, Par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, Authorized	200,000,000	200,000,000
Common stock, Issued	43,423,556	42,309,285
Common stock, Outstanding	31,110,922	33,560,467
Cost of common stock in treasury, shares	12,312,634	8,748,818

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenue
Product sales	$ 785,003	4,890,649	3,554,401	2,554,991
Service revenue	0	0	0	34,527
Revenues, Total	785,003	4,890,649	3,554,401	2,589,518
Cost of sales
Cost of goods sold	(733,036)	(4,566,886)	(3,157,009)	(2,194,901)
Cost of services	0	0	0	(27,971)
Cost Of Revenue	(733,036)	(4,566,886)	(3,157,009)	(2,222,872)
Gross profit	51,967	323,763	397,392	366,646
Selling, general and administrative expenses	(25,421)	(158,377)	(188,083)	(191,855)
Research and development expenses	(16,457)	(102,531)	(101,639)	(77,888)
Provision for doubtful accounts	0	0	(2,325)	(2)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment	0	0	0	43,676
Impairment loss of goodwill	0	0	(236,945)	(21,422)
Other operating income / (loss), net	569	3,546	(842)	463
Income / (loss) from operations	10,658	66,401	(132,442)	119,618
Gain on disposal of subsidiaries	90	558	0	0
Interest expense	(4,186)	(26,081)	(20,152)	(9,407)
Interest income	2,194	13,668	14,928	14,693
Earnings / (loss) before income taxes	8,756	54,546	(137,666)	124,904
Income tax expense	(937)	(5,839)	(11,553)	(11,849)
Net income / (loss)	7,819	48,707	(149,219)	113,055
Less net income attributable to noncontrolling interests	(3,945)	(24,577)	(7,386)	(680)
Net income / (loss) attributable to Cogo Group, Inc.	3,874	24,130	(156,605)	112,375
Earnings / (loss) per share attributable to Cogo Group, Inc.
Basic: (in dollars per share)	$ 0.11	0.66	(4.22)	3.01
Diluted: (in dollars per share)	$ 0.11	0.66	(4.22)	2.94
Weighted average number of common shares outstanding
- Basic (in shares)	36,355,124	36,355,124	37,094,995	37,275,427
- Diluted (in shares)	36,488,041	36,488,041	37,094,995	38,188,814
Comprehensive income / (loss):
Net income / (loss)	7,819	48,707	(149,219)	113,055
Other comprehensive income / (loss), net of nil tax
Foreign currency translation adjustments	(128)	(798)	(11,159)	(10,486)
Less reclassification adjustment upon disposal of subsidiaries	905	5,638	0	0
Other comprehensive income / (loss)	777	4,840	(11,159)	(10,486)
Comprehensive income / (loss)	8,596	53,547	(160,378)	102,569
Less comprehensive income, net of tax attributable to noncontrolling interests	(3,800)	(23,676)	(7,002)	(289)
Comprehensive income / (loss) attributable to Cogo Group, Inc.	$ 4,796	29,871	(167,380)	102,280

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Common Stock USD ($)	Common Stock CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Retained earning USD ($)	Retained earning CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Treasury stock USD ($)	Treasury stock CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2009		3,258		1,221,538		604,464		(107,384)		(178,309)		8,455		1,552,022
Balance (in shares) at Dec. 31, 2009		35,770,025
Net income		0		0		112,375		0		0		680		113,055
Other comprehensive loss		0		0		0		(10,095)		0		(391)		(10,486)
Issuance of common stock pursuant to share-based compensation		74		(74)		0		0		0		0		0
Issuance of common stock pursuant to share-based compensation (in shares)		1,102,193
Share-based compensation		0		69,250		0		0		0		0		69,250
Decrease in ownership interest of Comtech Broadband (note12(e))		0		16,472		0		0		0		15,208		31,680
Purchase of the remaining noncontrolling interests of Long Rise (note7(c))		0		8,620		0		0		0		(8,620)		0
Purchase of treasury stock		0		0		0		0		(48,186)		0		(48,186)
Purchase of treasury stock (in shares)		(1,023,454)
Balance at Dec. 31, 2010		3,332		1,315,806		716,839		(117,479)		(226,495)		15,332		1,707,335
Balance (in shares) at Dec. 31, 2010		35,848,764
Net income		0		0		(156,605)		0		0		7,386		(149,219)
Other comprehensive loss		0		0		0		(10,775)		0		(384)		(11,159)
Issuance of common stock pursuant to share-based compensation		8		(8)		0		0		0		0		0
Issuance of common stock pursuant to share-based compensation (in shares)		1,127,756
Share-based compensation		0		66,723		0		0		0		0		66,723
Purchase of treasury stock		0		0		0		0		(93,530)		0		(93,530)
Purchase of treasury stock (in shares)		(3,416,053)
Balance at Dec. 31, 2011		3,340		1,382,521		560,234		(128,254)		(320,025)		22,334		1,520,150
Balance (in shares) at Dec. 31, 2011		33,560,467
Net income		0		0		24,130		0		0		24,577	7,819	48,707
Other comprehensive loss		0		0		0		5,741		0		(901)	777	4,840
Issuance of common stock pursuant to share-based compensation		69		(69)		0		0		0		0		0
Issuance of common stock pursuant to share-based compensation (in shares)		1,114,271
Share-based compensation		0		65,944		0		0		0		0		65,944
Purchase of treasury stock		0		0		0		0		(49,192)		0		(49,192)
Purchase of treasury stock (in shares)		(3,563,816)
Capital contribution to a subsidiary by noncontrolling interests		0		0		0		0		0		243	39	243
Balance at Dec. 31, 2012	$ 547	3,409	$ 232,484	1,448,396	$ 93,797	584,364	$ (19,665)	(122,513)	$ (59,263)	(369,217)	$ 7,424	46,253	$ 255,324	1,590,692
Balance (in shares) at Dec. 31, 2012	31,110,922

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income / (loss)	$ 7,819	48,707	(149,219)	113,055
Adjustments to reconcile net income / (loss) to net cash used in operating activities:
Depreciation expense	929	5,789	6,179	6,144
Amortization of intangible assets	4,060	25,295	28,631	21,803
Amortization of land use rights	47	293	0	0
Impairment loss of goodwill	0	0	236,945	21,422
Deferred income taxes	(670)	(4,173)	(4,723)	(5,331)
(Gain) / loss on disposal of property and equipment	(285)	(1,773)	205	442
Gain on disposal of subsidiaries	(90)	(558)	0	0
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7(c))	0	0	0	(43,676)
Provision for doubtful accounts	0	0	2,325	2
Share-based compensation	10,585	65,944	66,723	100,930
Changes in operating assets and liabilities, net of effects of acquisitions and disposal of subsidiaries:
Accounts receivable, net	11,329	70,582	(282,935)	(77,065)
Bills receivable	(4,260)	(26,539)	(8,888)	(13,409)
Inventories	(56,387)	(351,297)	(84,331)	(109,267)
Prepaid expenses and other receivables	(2,184)	(13,608)	(22,629)	(22,706)
Income taxes receivable	(30)	(184)	450	(1,296)
Accounts payable	5,617	34,994	57,972	(15,919)
Amount due from related party	(15,604)	(97,215)	0	0
Income taxes payable	(1,239)	(7,721)	102	4,385
Accrued expenses and other liabilities	1,710	10,653	6,067	(1,772)
Net cash used in operating activities	(38,653)	(240,811)	(147,126)	(22,258)
Cash flows from investing activities:
Increase in pledged bank deposits	(20,446)	(127,383)	(113,898)	(220,359)
Payments for acquisitions of subsidiaries, net of cash acquired	0	0	(140,419)	(65,281)
Proceeds from disposal of subsidiaries, net of cash disposed of	6,860	42,737	0	0
Purchases of property and equipment	(1,311)	(8,164)	(10,035)	(6,895)
Proceeds from disposal of property and equipment	434	2,706	0	0
Net cash used in investing activities	(14,463)	(90,104)	(264,352)	(292,535)
Cash flows from financing activities:
Purchase of treasury stock	(7,896)	(49,192)	(93,530)	(48,186)
Net proceeds from bank borrowings	21,614	134,658	381,816	400,469
Capital contribution to a subsidiary by non-controlling interests	39	243
Net cash provided by financing activities	13,757	85,709	288,286	352,283
Effect of exchange rate changes on cash	(372)	(2,319)	(4,094)	(5,160)
Net increase / (decrease) in cash	(39,731)	(247,525)	(127,286)	32,330
Cash at beginning of the year	91,871	572,364	699,650	667,320
Cash at end of the year	52,140	324,839	572,364	699,650
Supplementary cash flow information:
Interest paid	4,293	26,743	20,152	9,407
Income taxes paid	2,876	17,917	15,724	14,079
Non-cash investing activities:
Gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7(c))	$ 0	0	0	(54,178)

ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER

(a)	Organization and nature of operations

Cogo Group, Inc. (the “Company”) and its subsidiaries (collectively, the “Group”) are principally engaged in the sale of component parts for electronic devices and equipment, such as liquid crystal display, cameras, persistent storage and peripheral devices for wireless handsets and fixed-line telecommunications, industrial business components and medical and healthcare equipment to customers in the People’s Republic of China (“PRC”) and other overseas countries. The Group also provides technology and engineering services, business process outsourcing and other related services in the PRC.

As of December 31, 2012 and 2011, the subsidiaries which principally affect the results of operations and financial condition of the Company are as follows:

Name of Company	Place of incorporation or establishment	Attributable equity interest held		Principal activity
		2012	2011
Comtech Broadband Technology (Shenzhen) Co., Ltd. (Formerly known as “Comloca Technology (Shenzhen) Company Limited”) (“Comtech Broadband SZ”)	PRC	100%	100%	Sales of electronics components and related products

Comtech Broadband Corporation Limited (“Comtech Broadband”)	Hong Kong	70%	70%	Sales of electronics components and related products

Comtech Communication Technology (Shenzhen) Company Limited (“Comtech Communication”)	PRC	0%	100%	Sales of electronics components and related products (note a)

Comtech International (Hong Kong) Limited (“Comtech Hong Kong”)	Hong Kong	0%	100%	Sales of electronics components and related products (note a)

Comtech Software Technology (Shenzhen) Company Limited (“Comtech Software”)	PRC	0%	100%	Sales of electronics components and related products and research and development of software products (note a)

Epcot Multimedia Technology (SZ) Co. Ltd. (“Epcot”)	PRC	0%	100%	Provision of media communication and collaboration platforms and solutions (note a)

Shenzhen Comtech International Limited (“Shenzhen Comtech”)	PRC	100%	100%	Sales of electronics components and related products (note b)

Name of Company	Place of incorporation or establishment	Attributable equity interest held		Principal activity

Shanghai Comtech Electronic Technology Company Limited (“Shanghai Comtech”)	PRC	100%	100%	Sales of electronics components and related products (note a)

Shanghai E&T System Company Limited (“Shanghai E & T”)	PRC	100%	100%	Sales of electronics components and related products (note c)

Shenzhen Huameng Software Company Limited (“Huameng PRC”)	PRC	100%	100%	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services

Viewtran Technology (Shenzhen) Co., Limited (“Viewtran PRC”)	PRC	100%	100%	Provision of media communication and collaboration platforms and solutions

Comtech Digital Technology (Hong Kong) Limited (“Comtech Digital”)	Hong Kong	60%	60%	Sales and development of digital and industrial applications, microcontrollers and complementary products

Comtech Industrial (Hong Kong) Limited (“Comtech Industrial”)	Hong Kong	100%	100%	Sales and development of industrial applications, microcontrollers and complementary products

Mega Sky (Shenzhen) Limited (“Mega Sky SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions and research and development of software products

Mega Smart (Shenzhen) Limited (“Mega Smart SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets

Note a	On October 23, 2012, the Company entered into a Sale and Purchase Agreement (the “Envision Agreement”) with Envision Global Group (“Envision”), an entity owned by Jeffrey Kang, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company sold certain subsidiaries (the “Disposal Group”), including Comtech Communication, Comtech Hong Kong, Comtech Software and Epcot, to Envision for a total consideration of USD78,000. The transactions contemplated by the Envision Agreement closed on November 15, 2012 (“Date of Sale”) and the entire purchase price was fully received in 2012. See note 7(a).

In connection with the disposal, as Shanghai Comtech does not form part of the Disposal Group but its 100% equity interest is held by one of entities in the Disposal Group, the Company, through its wholly-owned subsidiary, entered into legal arrangements with the Disposal Group pursuant to which the Disposal Group agrees to hold the equity interest in Shanghai Comtech on behalf of the Company’s wholly-owned subsidiary, and waive its full rights and risks of ownership of the equity interests in favour of the Company’s wholly-owned subsidiary. Accordingly, the Company retains its control over Shanghai Comtech through such legal arrangements.

Note b	The Company exercises its control over Shenzhen Comtech through legal arrangements between Shenzhen Comtech’s legal shareholders (“Legal Shareholders”) and a wholly-owned subsidiary of the Company. The Legal Shareholders of Shenzhen Comtech are Huimo Chen, the mother of Jeffrey Kang, and Honghui Li, the Vice President of the Group, who hold 1% and 99% equity interest in Shenzhen Comtech respectively. The Legal Shareholders agree to hold the equity interest in Shenzhen Comtech on behalf of the Company’s wholly-owned subsidiary, and waive their full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

Note c	Prior to January 1, 2012, the legal shareholders of Shanghai E&T were Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and was bound by legal arrangements, similar to those as described in note (b), with the Company’s wholly-owned subsidiary relating to his holding of 5% equity interest in Shanghai E&T and agreed to hold on behalf of the Company’s wholly-owned subsidiary waiving his full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

On January 1, 2012, the Company instructed Shenzhen Comtech and Honghui Li to transfer 76% and 5% of their respective equity interest in Shanghai E&T to Shanghai Comtech. After the transfer, the legal shareholders of Shanghai E&T are Shenzhen Comtech (19%) and Shanghai Comtech (81%), subsidiaries which the Company exercises its controls through legal arrangements (see notes (a) and (b)).

In accordance with the legal arrangements as described above, the Company has exclusive authority over all decision making related to the ongoing, major, or central operations of Shenzhen Comtech and Shanghai Comtech (collectively, the “Subsidiaries held under Deeds”). The relevant rights on decision making are forfeited by the legal shareholders under the legal arrangements. The Company also has exclusive authority over all decision making related to the total sharing of profit or loss of the Subsidiaries held under Deeds as well as the ability to establish and implement policy for dissolving them. In addition, the Company has the rights to sell or transfer the shareholding of the Subsidiaries held under Deeds. These rights are forfeited by the legal shareholders under the legal arrangements. The Company has significant financial interests in the Subsidiaries held under Deeds that provide the Company with the right to receive income, both as ongoing revenue and as proceeds from the sale of its interests in the Subsidiaries held under Deeds, in an amount that fluctuates based on the performance of the operations of the Subsidiaries held under Deeds and the change in the fair value thereof. Based on the above, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), the Company has effective ownership and control over the Subsidiaries held under Deeds and that the financial position and results of operations of the Subsidiaries held under Deeds are consolidated into the Company’s consolidated financial statements.

(b)	Redomestication merger

The Company was incorporated in the Cayman Islands on April 12, 2011under the name of “Cogo Group Cayman, Inc.” for the sole purpose of effectuating the redomestication of the Company’s predecessor, Cogo Group, Inc., a Maryland corporation (“Cogo Maryland”).

The redomestication merger was approved by the shareholders of Cogo Maryland on July 25, 2011, pursuant to which each new ordinary share in the common stock of the Company was issued in exchange for one share of common stock of Cogo Maryland held by the shareholders. The redomestication became effective August 4, 2011. After the closing of the redomestication merger, the Company changed its name to Cogo Group, Inc. and Cogo Maryland ceased to exist.

The Company’s consolidated financial position, results of operations and cash flows included in the accompanying consolidated financial statements for periods before August 4, 2011 relate to those of the Company’s predecessor, Cogo Maryland.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP.

(a)	Principle of Consolidation

The consolidated financial statements include the accounts of Cogo Group, Inc. and its subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount of property and equipment, goodwill and intangible assets; the allocation of the purchase price for the Company’s acquisitions; the collectibility of accounts receivable; the realizability of deferred tax assets and inventories; fair value of share-based compensation; the useful lives and salvage values of property and equipment; and amounts recorded for contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results may differ from those estimates.

(c)	Foreign Currency Transactions and Translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company is the U.S. dollar (“USD”), whereas the functional currency of the Company’s subsidiaries in the PRC and Hong Kong is the RMB and Hong Kong dollar (“HKD”), respectively. Prior to cessation of Cogo Maryland, the functional currency of Cogo Maryland was USD. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at each balance sheet date. The net foreign currency exchange loss amounted to RMB2,960 (USD475), RMB3,352 and RMB2,954 for the years ended December 31, 2012, 2011 and 2010, respectively, are included in ‘Selling, general and administrative expenses’ in the consolidated statements of comprehensive income / (loss).

Gains and losses resulting from translation of the financial statements of the Company and the Company’s subsidiaries in Hong Kong into the RMB reporting currency are recorded as a separate component of accumulated other comprehensive loss within equity.

For the convenience of the readers, the December 31, 2012 RMB amounts, included in the accompanying consolidated financial statements have been translated into USD at the rate of USD1.0000 = RMB6.2301, representing the rate quoted by the Federal Reserve Bank of New York at the close of business on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any particular rate or at all.

(d)	Cash and Pledged Bank Deposits

Cash consists of cash on hand, cash in bank accounts and interest-bearing savings accounts. Cash deposits that are restricted as to withdrawal or pledged as security, are disclosed separately on the face of the consolidated balance sheet, and not included in the total cash for the purpose of the consolidated statements of cash flows.

(e)	Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on a review of specifically identified accounts and aging data. The Group reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectibility. All other balances are reviewed on a pooled basis.

Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s subsidiaries in the PRC are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for the deductibility of such write-offs only when sufficient evidence is available to prove the debtors’ inability to make payments. For financial reporting purposes, the Group generally records write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is provided and the time the doubtful accounts and the related allowance are written off.

Apart from those disclosed in note 3, the Group does not have any off balance-sheet credit exposure related to its customers.

(f)	Inventories

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. Cost of inventories comprises direct materials.

(g)	Long-lived Assets

Property and Equipment and Intangible Assets

Property and equipment is stated at cost less depreciation and if applicable, impairment. Depreciation is calculated on a straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Property	20 years
Furniture and office equipment	1 to 5 years
Machinery	5 years
Motor vehicles	5 years

Intangible assets that are subject to amortization are amortized over their respective estimated useful lives as follows:

Customer relationships	5 to 12 years
Supplier relationships	11.5 years
Proprietary technology	3 to 6.5 years
Proprietary designs	3 years
Website and software assets	3 to 5 years
Non-compete agreements	1 to 6 years
License agreements	2 years
Order backlog	1 month

Property and equipment and intangible assets subject to depreciation/amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset. Assets to be disposed of are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase business combination. Goodwill is not amortized, but instead tested for impairment at the reporting unit level at least annually and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Under the first step, the fair value of a reporting unit was compared with its carrying amount, including goodwill. If the fair value of the reporting unit exceeded its carrying value, step two did not need to be performed. However, if the fair value of the reporting unit was less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Group must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation was the implied fair value of the reporting unit goodwill. Fair value of each of the Group’s reporting units was determined using a combination of the market and income approaches. For the years ended December 31, 2011 and 2010, impairment loss amounted to RMB236,945 and RMB21,422, respectively. For the year ended December 31, 2012, no impairment loss was recognized as goodwill was fully impaired as of December 31, 2011. See note 8.

(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in consolidated statements of comprehensive income / (loss) in the period that includes the enactment date or date of change in tax rate. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as a component of income tax expense in the consolidated statements of comprehensive income / (loss).

(i)	Revenue Recognition

Product Sales

The Company recognizes revenue at the point in time when the components are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable.

Sales of components represent the invoiced value of goods, net of value added taxes (“VAT”), sales returns, trade discounts and allowances.

In the PRC, VAT at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of products and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

Service Revenue

Revenue for services is generally recognized when services are performed.

(j)	Research and Development and Advertising

Research and development and advertising costs are expensed as incurred. Research and development costs amounted to RMB102,531 (USD16,457), RMB101,639 and RMB77,888 for the years ended December 31, 2012, 2011 and 2010, respectively. Advertising costs amounted to RMB276 (USD44), RMB334 and RMB157 for the years ended December 31, 2012, 2011 and 2010, respectively.

(k)	Shipping and Handling Fees and Costs

Costs incurred by the Group for shipping and handling, including costs paid to third-party transportation companies, to transport and deliver products to customers, are included in “selling, general and administrative expenses”. Shipping and handling fees and costs amounted to RMB9,696 (USD1,556), RMB12,432 and RMB9,798 for the years ended December 31, 2012, 2011 and 2010, respectively.

(l)	Share-based Compensation

The Group applies ASC 718, Compensation- Stock Compensation to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For awards with performance and service conditions, the compensation expense is based on the grant-date fair value of the award, the number of shares ultimately expected to vest and the vesting period. The Group assesses the probability of achieving certain performance conditions at balance sheet date. Based on the assessment of this probability, which requires subjective judgment, the Group records compensation expense before the performance conditions are actually fully achieved, which may then be reversed in future periods if the Group determines that it is no longer probable that the performance conditions will be achieved.

Share-based compensation expense amounted to RMB65,944 (USD10,585), RMB66,723 and RMB100,930 for the years ended December 31, 2012, 2011 and 2010, respectively.

(m)	Earnings / (loss) per Share

Basic earnings / (loss) per share is computed by dividing net income / (loss) by the weighted average number of common stock outstanding during the year, including contingently issuable shares when all necessary conditions for the issuance have been satisfied. Diluted earnings / (loss) per share is computed by dividing net income / (loss) by the weighted average number of common and, if applicable, dilutive potential common shares outstanding during the year. Dilutive potential common shares consist of common shares issuable upon the exercise of stock options, non-vested equity share units, including performance shares, warrants using the treasury stock method. Dilutive potential common shares also includes common shares issuable in connection with a business combination upon resolution of contingencies based on the number of such shares that would be issuable at the end of the year assuming it was the end of the contingency period.

(n)	Financial guarantees issued, Commitments and Contingencies

(i)	Financial guarantees issued

Financial guarantees are contracts that require the issue (i.e. the guarantor) to make specified payments to reimburse the beneficiary of the guarantee (the “holder”) for a loss the holder incurs because a specified debtor fails to make payment when due in accordance with the terms of a debt instrument.

Where the Group issues a financial guarantee, the Group recognizes in its consolidated balance sheet a liability for that guarantee. When consideration is received or receivable for the issuance of the guarantee, the consideration is recognized in accordance with the Group’s policies applicable to that category of asset. The liability that the Group initially recognized is released over the term of the guarantee by a systematic and rational amortization method.

(ii)	Other commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

(o)	Recently Issued Accounting Pronouncements

Accounting Standards Update (“ASU”) 2011-11, an update to ASC 210, Balance sheet

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-11, an update to ASC 210, Balance Sheet - Disclosures about Offsetting Assets and Liabilities. The FASB issued this ASU in conjunction with the International Accounting Standards Board’s (“IASB”) issuance of amendments to Disclosures – Offsetting Financial Assets and Financial Liabilities (Amendments to International Financial Reporting Standards (“IFRS”) 7). ASU 2011-11 requires disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS while retaining the existing offsetting models under U.S. GAAP and IFRS. For the Company, ASU 2010-11 is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Retrospective application is required. Since this standard impacts disclosure requirements only, its adoption will not have a material impact on the Company’s consolidated results of operations or financial condition.

ASU 2011-05, an update to ASC 220, Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, an update to ASC 220, Comprehensive Income - Presentation of Comprehensive Income. ASU 2011-05 increases the prominence of other comprehensive income in financial statements. ASU 2011-05 permits entity to present the components of net income and comprehensive income in either one or two consecutive financial statements and eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. For the Company, ASU 2011-05 is effective for fiscal years, and interim periods within those years beginning after December 15, 2011. Retrospective application is required and early adoption is permitted. On October 21, 2011 the FASB decided to propose a deferral of the requirement to present reclassifications of other comprehensive income on the face of the income statement and on February 5, 2013, the FASB finalized this requirement for public entities beginning after December 15, 2012. Since the standard impacts presentation and disclosure requirements only, the adoption of this guidance did not have any material impact on the Company’s consolidated results of operations or financial condition.

ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable [Text Block]
3.	ACCOUNTS RECEIVABLE, NET

Accounts receivable consist of the following:

	2012	2012	2011
	USD	RMB	RMB
Accounts receivable	117,469	731,839	1,017,415
Less: allowance for doubtful accounts	(4,314)	(26,871)	(75,617)
Current assets:	113,155	704,968	941,798

An analysis of the allowance for doubtful accounts is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Balance at the beginning of year	12,138	75,617	73,292	73,306
Additional allowance for doubtful accounts	—	—	3,000	2
Write-off of accounts receivable against the allowance for doubtful accounts	—	—	—	(16)
Write back on allowance for doubtful accounts	—	—	(675)	—
Disposal of subsidiaries	(7,824)	(48,746)	—	—
Balance at the end of year	4,314	26,871	75,617	73,292

The Group has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed on all customers requiring credit over a certain amount.

In 2010, the Group entered into a factoring agreement with Bank of China (Hong Kong) Limited (“BOC”) (see note 9) in which certain accounts receivable were transferred with recourse to BOC. Under the factoring agreement, BOC pays an amount net of discount to the Group and collects the factored accounts receivable balances directly from customers. The discount costs 2.7% to 3.4% of the balance transferred and are included in “interest expense”. The Group records the transfers of accounts receivable pursuant to the factoring agreement as sales when it is considered to have surrendered control of such receivables under the provisions of ASC 860, Transfers and Servicing. As of December 31, 2012 and 2011, the Group has not accrued a recourse liability since the estimated fair value of the recourse obligation was immaterial.

For the years ended December 31, 2012, 2011 and 2010, the Group received proceeds from the sale of accounts receivable amounting to RMB677,397 (USD108,730), RMB660,230 and RMB455,437, respectively. In addition, the Group recorded interest expense amounting to RMB6,323 (USD1,015), RMB4,720 and RMB1,852 in respect of the accounts receivable factored for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012, 2011 and 2010, outstanding accounts receivable factored with banks for which the Group has retained a recourse obligation amounted to RMB278,252 (USD44,663), RMB259,309 and RMB188,042, respectively.

BILLS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Other Receivables [Abstract]
Other Receivables [Text Block]
4.	BILLS RECEIVABLE

To reduce the Group’s credit risk, the Group requires certain customers to pay for the sale of the Group’s products by bills receivable. Bills receivable are short-term notes receivable issued by a financial institution that entitles the Group to receive the full face amount from the financial institution at maturity, which generally ranges from 3 to 6 months from the date of issuance. Historically, the Group has experienced no losses on bills receivable.

During the years ended December 31, 2011 and 2010, the Group transferred with recourse certain of its bills receivable to banks. Under this discounting arrangement, the bank paid a discounted amount to the Group and collected the amounts owed from the customers’ banks.

For the years ended December 31, 2011 and 2010, the Group received proceeds, net of discount, from the sale of bills receivable amounting to RMB51,737 and RMB22,911, respectively. In addition, the Group recorded discounts amounting to RMB1,187 and RMB210, respectively, in respect of the bills receivable sold for the years ended December 31, 2011 and 2010. The Group did not discount any bills receivable during the year ended December 31, 2012.

For bills receivable sold to banks that the Group has surrendered control, the Group derecognized the discounted bills receivable pursuant to the provisions of ASC 860. As of December 31, 2012, the Group has no derecognized discounted bills receivable in accordance with ASC 860. As of December 31, 2011 and 2010, the Group has derecognized discounted bills receivable amounting to RMB12,162 and RMB2,158, respectively, in accordance with ASC 860.

INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5.	INVENTORIES

Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. Cost of inventories comprises direct materials.

Inventories by major categories are as follows:

	2012	2012	2011
	USD	RMB	RMB
Raw materials	—	—	733
Finished goods	82,883	516,372	326,749
Total	82,883	516,372	327,482

Inventories amounting to RMB1,570 (USD252), RMB63 and RMB9,600 were written off during the years ended December 31, 2012, 2011 and 2010, respectively.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Disclosure [Text Block]
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment is stated at cost less depreciation and if applicable, impairment.

Property and equipment consists of the following:

	2012	2012	2011
	USD	RMB	RMB
Property	4	23	1,671
Machinery	227	1,416	3,780
Furniture and office equipment	4,309	26,845	33,874
Motor vehicles	722	4,499	12,649
Total	5,262	32,783	51,974
Less: accumulated depreciation	(2,451)	(15,268)	(34,083)
Property and equipment, net	2,811	17,515	17,891

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Cost of sales	11	72	41	36
Selling, general and administrative expenses	691	4,303	4,697	4,418
Research and development expenses	227	1,414	1,441	1,690
Total	929	5,789	6,179	6,144

ACQUISITIONS AND DISPOSALS	12 Months Ended
Dec. 31, 2012
Business Acquisition, Date Of Acquisition [Abstract]
Business Combination Disclosure [Text Block]
7.	ACQUISITIONS AND DISPOSALS

(a)	Disposal of subsidiaries to Envision

On October 23, 2012, the Company entered into the Envision Agreement with Envision pursuant to which the Company sold the Disposal Group to Envision for a total consideration of USD78,000 (equivalent to RMB486,502 as of the Date of Sale). The purchase price was fully received by the Company in 2012. The transactions contemplated by the Envision Agreement closed on November 15, 2012.

Pursuant to the terms of the Envision Agreement and the Services Agreement dated November 14, 2012, guarantees to banking institutions among the Company’s remaining subsidiaries and the Disposal Group will be maintained for a transitional period up to December 31, 2014 in order to maintain better financing terms for both parties and guarantees for certain suppliers and customers of the Disposal Group subject to a maximum cap of USD60,000 will be given by the Group. Guarantee fee amounting to USD250, as determined with reference to the guarantee fee chargeable by banks, will be charged to Envision for each quarter. The Group will also provide supportive and administrative services, including logistics, warehousing, accounting service, customer service, human resource service and IT services, to the Disposal Group. Service fee will be charged at pre-determined rates over usage and revenue generated by the Disposal Group as stipulated in the Services Agreement. For the year ended December 31, 2012, the Group has charged guarantee fee and service fee to Envision amounting to RMB779 (USD125) and RMB976 (USD157), respectively. As of December 31, 2012, the Group considered it is not probable that a claim will be made against the Group under the guarantee. Thus, no liabilities have been accrued for a loss related to the Group’s obligation under these guarantee arrangements.

The Envision Agreement also contains a non-competition clause, pursuant to which the Company and Envision agreed not to compete with each other’s business for a period of two years from closing. Additionally, the Company and Envision agreed to make reasonable efforts to maintain the operations of Envision and its acquired subsidiaries in the ordinary course consistent with past practices and to preserve its relationships with its major customers, suppliers and others having business dealings with the acquired subsidiaries. As the Group will generate significant continuing cash flows from the continuation of activities with the Disposal Group, the Disposal Group has not been reported separately as a discontinued operation in the accompanying consolidated statements of comprehensive income / (loss). For the years ended December 31, 2012, 2011 and 2010, the Disposal Group contributed approximately 28%, 33% and 35%, respectively, to the net sales of the Group.

Effects of disposal on the financial position of the Company

The following table summarizes the amounts of assets and liabilities of the Disposal Group at the Date of Sale:

Net assets disposed of:	RMB
Cash	443,765
Accounts receivable, net	159,848
Bills receivable	38,483
Amount due from the Group	61,472
Inventories	157,033
Prepaid expenses and other receivables	36,198
Property and equipment, net	7,751
Land use rights, net	19,015
Other assets	321
Accounts payable	(71,426)
Bank borrowings	(369,112)
Income taxes payable	(1,189)
Accrued expenses and other liabilities	(3,790)
Total	478,369

Satisfied by:
Cash consideration	(486,502)
Exchange reserve realized upon disposal	5,638
Transaction cost	1,937
Gain on disposal of subsidiaries	558

Net cash inflow from disposal of subsidiaries:

RMB

Cash held by Disposal Group disposed of	(443,765)
Cash consideration received	486,502
Net cash inflow from disposal of subsidiaries	42,737

Amounts due to the Group relate to transactions between the Disposal Group and the remaining subsidiaries of the Group under normal business terms, including sales and purchases of goods and services, prior to the disposal. On November 16, 2012, the Group paid the Disposal Group RMB86,000 (USD13,804). Of which, RMB61,472 (USD9,867) was to settle the amount due to Envision as of November 15, 2012 and the remaining portion is intended to be settled through amounts for future operating activities between the Group and Envision. The total amount of RMB 86,000 was primarily used by Envision as pledged deposits for facilities granted to the Group and the Disposal Group (see note 9). Management determined that the RMB86,000 payment was made in the normal course of business and not a reduction of the cash consideration received by the Group for the disposal. Accordingly, the amount has been included in the Group’s cash flows from operating activities in the consolidation statement of cash flows for the year ended December 31, 2012.

(b)	MDC Tech International Holdings Limited (“MDC”)

On January 31, 2011, the acquisition date, the Group acquired 100% of the outstanding shares of MDC and thereby obtained control of MDC and its subsidiary for a consideration of USD22,000 (equivalent to RMB145,237 as of the acquisition date). The purchase consideration would be paid over twelve months in four equal installments on or before the last business day of each of the four fiscal quarters of the Company for the year ended December 31, 2011, and was fully settled during the year. In light of the installment schedule, the Group has recorded the purchase consideration on a discounted basis, which amounted to USD21,869 (equivalent to RMB144,372 as of the acquisition date).

The principal activities of MDC and its subsidiary are the distribution of medical and healthcare equipment in the PRC, and the development of industrial applications on energy saving modules in the PRC.

The acquisition of MDC was accounted for by the Group as a purchase business combination in accordance with ASC 805, Business Combinations. The acquisition of MDC resulted in the recognition of goodwill of RMB61,509 and the recording of net identifiable assets of RMB82,863 at the date of acquisition. Recognized intangible assets relate to order backlog, customer relationships, non-compete agreements and proprietary technology which have a total weighted-average useful life of 8.9 years from the date of acquisition. Goodwill and the amortization of these intangible assets are not deductible for tax purposes.

The acquisition was expected to support the expansion of the Company’s industrial business in the PRC and the medical equipment and system sales in the PRC. Goodwill recorded in connection with the acquisition was attributed by (1) synergy to expand MDC’s operation and business on the established platform, industry knowledge and experience of the Group and the experience of the Group in providing module reference design and solutions of industrial applications on energy saving modules to customers; (2) expected future additional sales orders from new customers approachable by MDC after the acquisition, but for which MDC alone do not have sufficient resources to carry out such businesses; and (3) the expected outlook in the PRC medical and healthcare equipment and industrial application market with the PRC government stimulus package.

The purchase price allocation is as follows:

RMB
Intangible assets
– order backlog	4,305
– customer relationships	50,833
– non-compete agreements	42,911
– proprietary technology	1,188
Goodwill	61,509
Deferred tax liabilities	(16,374)

Net asset acquired	144,372

Unaudited proforma financial information

The following unaudited proforma financial information represents the combined results of operations of the Group as if the acquisition of MDC had occurred as of January 1, 2010. The unaudited proforma information is not necessarily indicative of what the Company’s consolidated results of operations actually would have been had it completed the acquisition as of January 1, 2010. In addition, the unaudited proforma financial information does not attempt to project the future results of operations of the Group.

	Year ended December 31
	2011	2010
	RMB (unaudited)	RMB (unaudited)
Net revenue	3,554,401	2,632,103
Income / (loss) from operations	(133,836)	117,266
Net income / (loss) attributable to Cogo Group, Inc.	(157,759)	110,528
Earnings / (loss) per share attributable to Cogo Group, Inc.
Basic	(4.25)	2.97
Diluted	(4.25)	2.89

(c)	Long Rise Holdings Limited (“Long Rise”)

On July 31, 2008, the Group entered into a share purchase agreement (the “Original Agreement”) to purchase 70% of the outstanding shares of Long Rise and its subsidiary, Rise Year, for a consideration of RMB60,921 payable in cash, none of which is contingent. The purchase agreement did not include a fixed payment schedule, and as a result the acquisition price was deemed to be payable on demand. The Company and the selling shareholders of Long Rise agreed that the consideration could be held back by the Company to settle any claims that might arise for contractual warranties and for any misrepresentations made to the Company. The Company paid approximately RMB3,485, RMB476 and RMB550 in 2008, 2009 and 2010, respectively. In 2010, the Company entered into a supplementary agreement as stated below and the remaining consideration payable was discharged as of December 31, 2010. Therefore, the Company did not make any payment from 2011 onwards.

The acquisition of Long Rise was accounted for by the Group as a purchase business combination in accordance with Statements of Financial Accounting Standards (“SFAS”) No. 141, Business Combinations (“SFAS No.141”). The acquisition of Long Rise resulted in the recognition of goodwill of RMB21,422 and recording net identifiable assets of RMB39,499 at the date of acquisition. Recognized intangible assets relate to customer relationships, non-compete agreements and proprietary technology which have a weighted-average useful life of 3.9 years from the date of acquisition. Goodwill and the amortization of these intangible assets are not deductible for tax purposes. Purchased in-process research and development of RMB4,390 was also recognized as an intangible asset and was expensed upon acquisition because technological feasibility had not been established and no future alternative uses exist.

The following table summarizes the amounts assigned to each major asset acquired and liability assumed at the date of acquisition.

RMB

Cash	8,753
Accounts receivable	16,807
Inventories	8,010
Property and equipment	17
Intangible assets
– customer relationships	10,671
– non-compete agreements	13,527
– in-process research and development	4,390
– proprietary technology	5,959
Goodwill	21,422
Bank borrowings	(9,314)
Income taxes payable	(1,584)
Accrued expenses and other liabilities	(8,506)
Deferred tax liabilities	(4,976)
Noncontrolling interests	(4,255)
Purchase price allocated	60,921

In 2010, the Company and the selling shareholders of Long Rise renegotiated certain clauses in the Original Agreement. On December 31, 2010, the Company and the selling shareholders of Long Rise signed a supplementary agreement (the “Supplementary Agreement”) in which the selling shareholders of Long Rise discharged the Group’s obligation to pay the outstanding payable for the acquisition of Long Rise of RMB54,178 and transferred the remaining 30% equity interest in Long Rise to the Group for no consideration and the Group agreed to release the selling shareholders of Long Rise from the non-compete agreements. As a result of the Supplementary Agreement, the Company recognized a net gain on settlement relating to the acquisition of Long Rise before goodwill impairment of RMB43,676 in the consolidated statement of income and comprehensive income for the year ended December 31, 2010 summarized as follows:

RMB
Adjustment to the purchase consideration	54,178
Disposal of the non-compete agreements	(2,630)
Impairment losses of customer relationships and proprietary technology	(7,872)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment	43,676

As a result of the above arrangements, the Company compared the carrying value of the customer relationships and proprietary technology to the undiscounted cash flows expected to be generated from those assets. For those customer relationships and proprietary technology for which the carrying amount was larger than its estimated undiscounted cash flow, the Company recorded an impairment charge to the extent the carrying amounts of customer relationships and proprietary technology exceeded their respective fair values. As a result, the carrying amount of RMB7,872 of customer relationships and proprietary technology were fully impaired during the year ended December 31, 2010.

In addition, as a result of the above arrangements, management revised its future cash flow expectations for its business in the reporting unit relating to Long Rise. Since the carrying value exceeded the fair value of this reporting unit, which was determined by a discounted cash flow model, a second step of the goodwill impairment test was performed to measure the impairment loss based on any excess of the carrying value of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. Accordingly, the Company recognized an impairment loss of RMB21,422 in relation to the reporting unit relating to Long Rise during the year ended December 31, 2010. As a result, the carrying amount of the goodwill relating to Long Rise was fully impaired.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
8.	GOODWILL AND INTANGIBLE ASSETS

(a)	Goodwill

The changes in the carrying amount of our goodwill for the years ended December 31, 2012, 2011 and 2010 are as follows:

RMB
Balance as of January 1, 2010
Goodwill	201,122
Accumulated impairment losses	(4,264)
196,858
Impairment loss of Long Rise (note 7(c))	(21,422)
Balance as of December 31, 2010
Goodwill	201,122
Accumulated impairment losses	(25,686)
175,436
Acquisition of MDC (note 7(b))	61,509
Impairment loss (note 8(c))	(236,945)
Balance as of December 31, 2011 and 2012
Goodwill	262,631
Accumulated impairment losses	(262,631)
Balance as of December 31, 2012	—

(b)	Intangible Assets

The Company reviews long-lived assets, including its intangible assets subject to amortization, which for the Company are its customer relationships, supplier relationships, proprietary technology, proprietary designs, website and software asset, non-compete agreements, license agreement and order backlog, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of long-lived assets is measured by a comparison of the carrying amount of the asset group to the future undiscounted net cash flows expected to be generated by those assets. If such assets are considered to be impaired, the impairment charge recognized is the amount by which the carrying amounts of the assets exceed the fair value of the assets.

As of December 31, 2012 and 2011, the Company’s intangible assets related to the Company’s acquisitions consisted of the following:

	As of December 31, 2012
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	103,653	85,606
Supplier relationships	8,876	11.5	2,766	6,110
Proprietary technology	17,542	3 to 6.5	14,051	3,491
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	48,337	33,603
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		176,563	128,810
Total (in USD)	49,016		28,341	20,675

	As of December 31, 2011
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	89,286	99,973
Supplier relationships	8,876	11.5	1,994	6,882
Proprietary technology	17,542	3 to 6.5	12,868	4,674
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	39,364	42,576
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		151,268	154,105

Amortization expense for intangible assets for the years ended December 31, 2012, 2011 and 2010 of RMB25,295 (USD4,060), RMB28,631 and RMB21,803 was included in selling, general and administrative expenses, respectively. Estimation for amortization expense for the next five years is: RMB25,295 in 2013, RMB25,295 in 2014, RMB24,154 in 2015, RMB20,263 in 2016 and RMB10,017 in 2017.

(c)	Impairment of goodwill

As a result of the continued significant decline in the price of the Company’s shares of common stock in 2011, the Company’s aggregate market value was significantly lower than the aggregate carrying value of the Company’s reporting units. Accordingly, the Company determined that the carrying amounts of goodwill exceeded their respective implied fair values of nil and recorded a goodwill impairment charge of RMB236,945 during the year ended December 31, 2011. The goodwill impairment charge did not impact debt covenants compliance under the Company’s existing credit facility.

PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
9.	PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES

The Group entered into several banking facilities with Standard Chartered Bank (Hong Kong) Limited (“SCB”), BOC, Guangdong Development Bank Holdings Company Limited (“GDB”), the Hong Kong and Shanghai Banking Corporation Limited (“HSBC”) and Citibank N.A. Hong Kong (“CITI”). These facilities include letters of guarantee, bank loans and irrevocable letters of credit. The banking facility with BOC also included an accounts receivable factoring agreement as disclosed in note 3.

The Group’s banking facilities contain the general clause that the banks may at any time without prior notice modify, cancel or suspend the facilities at their sole discretions including, without limitation, canceling any unutilized facilities, and declaring any outstanding amount to be immediately due and payable.

The Group’s banking facilities contain various covenants, including the Group’s consolidated net borrowing ratio not exceeding 0.25 times and the Company maintaining a tangible net worth of not less than USD160,000 (equivalent to RMB996,816 as of December 31, 2012). Other conditions include the Company’s Chief Executive Officer remaining as the single largest beneficial owner of the Company and Chairman of the Board of Directors and actively involving in the management of the Group, the Company remaining as listed in NASDAQ and retaining at least 50% equity interest in those subsidiaries which entered into the banking facilities with the banks. As of December 31, 2012, a non-financial covenant in one of the Group’s banking facilities has not been satisfied due to the disposal of subsidiaries as disclosed in note 7(a). The Group is in the process of finalizing with the relevant bank on a revised banking facility and management believes that this matter will be satisfactorily resolved.

As stipulated in the Envision Agreement and the Service Agreement (see note 7(a)), after the disposal of subsidiaries to Envision, guarantees to banking institutions among the Company’s remaining subsidiaries and the Disposal Group will be maintained for a transitional period up to December 31, 2014. As of December 31, 2012 and 2011, the aggregate credit limit of banking facilities granted solely to the Group amounted to RMB934,515 (USD150,000) and RMB1,431,862, respectively. As of December 31, 2012, the aggregate credit limit of joint banking facilities granted which can be utilized by the Group and the Disposal Group (“Joint Banking Facilities”) amounted to RMB594,975 (USD95,500). As of December 31, 2012, the aggregate credit limit of banking facilities granted solely to the Disposal Group, guaranteed by the Group (“Guaranteed Facilities For the Disposal Group”), amounted to RMB311,505 (USD50,000).

As of December 31, 2012 and 2011, the total outstanding bank borrowings of the Group amounted to RMB614,045 (USD98,561) and RMB854,234, respectively. Of which, loan of RMB312,757 (USD50,201) was borrowed under the Joint Banking Facilities and RMB43,611 (USD7,000) was secured by the pledged deposit of the Disposal Group as of December 31, 2012. The weighted average interest rate on outstanding bank borrowings of the Group as of December 31, 2012 was 2.1% (2011: 2.2%).

As of December 31, 2012, the total outstanding bank borrowings of the Disposal Group amounted to RMB443,857 (USD71,244). Of which, loan of RMB200,883 (USD32,244) was borrowed under the Joint Banking Facilities and loan of RMB242,974 (USD39,000) was borrowed under the Guaranteed Facilities For the Disposal Group.

The aggregate amount of funds secured by the Group as pledged deposits with the respective banks as of December 31, 2012 and 2011 amounted to RMB556,941 (USD89,395), and RMB431,695, respectively. Of which, RMB286,740 (USD46,025) and RMB207,900 (USD33,370) were pledged for Joint Banking Facilities and Guaranteed Facilities For the Disposal Group, respectively, as of December 31, 2012. The remaining pledged deposits were pledged for the banking facilities granted solely to the Group.

The aggregate amount of funds secured by the Disposal Group as pledged deposits with the respective banks as of December 31, 2012 amounted to RMB206,502 (USD33,146). Of which, RMB124,602 (USD20,000) was pledged for Joint Banking Facilities and RMB81,900 (USD13,146) was pledged for Guaranteed Facilities For the Disposal Group and a banking facility granted to the Group as of December 31, 2012.

As of December 31, 2012 and 2011, the aggregate amount of unutilized banking facilities (including the unutilized facility amount under the accounts receivable factoring agreement with BOC) granted solely to the Group amounted to RMB354,972 (USD56,977) and RMB318,319, respectively. As of December 31, 2012, the aggregate amount of unutilized Joint Banking Facilities amounted to RMB81,334 (USD13,055). As of December 31, 2012, the aggregate amount of unutilized Guaranteed Facilities For the Disposal Group amounted to RMB68,531 (USD11,000).

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10.	INCOME TAXES

The Company and its subsidiaries file separate income tax returns.

The United States of America (“U.S.”)

The Company is incorporated in the Cayman Islands. After the completion of the redomestication merger on August 4, 2011, the Company is deemed to have taken up the tax status of Cogo Maryland for United States federal income tax purposes, and is, accordingly, subject to United States federal income tax at a tax rate of 34%.

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Company and its subsidiaries that are incorporated in the Cayman Islands and the British Virgin Islands are not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company’s subsidiaries, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries that are incorporated in Hong Kong are subject to Hong Kong Profits Tax. The applicable profits tax rate is 16.5% for 2010, 2011 and 2012. The payments of dividends by Hong Kong companies are not subject to any Hong Kong withholding tax.

PRC

On March 16, 2007, the National People’s Congress passed the Corporate Income Tax law (the “CIT law”) which revised the PRC statutory income tax rate to 25%. The CIT law was effective on January 1, 2008. Accordingly, the Company’s PRC subsidiaries are subject to income tax at 25% effective from January 1, 2008 unless otherwise specified.

Prior to January 1, 2008, the Company’s subsidiaries located in the Shenzhen Special Economic Zone (“Shenzhen Subsidiaries”) were entitled to the preferential tax rate of 15%. In addition, the Shenzhen Subsidiaries, being production oriented foreign investment enterprises, were each entitled to a tax holiday of two-year tax exemption followed by three-year 50% tax reduction starting from the first profit making year from the PRC tax perspective (“2+3 tax holiday”) under the then effective tax regulations.

The CIT law and its relevant regulations provide a five-year transition period from January 1, 2008 for the Shenzhen Subsidiaries which were established before March 16, 2007 and were entitled to preferential tax rates under the then effective tax regulations, as well as grandfathering certain tax holidays. The transitional tax rates are 22%, 24%, 25% for 2010, 2011 and 2012 onwards, respectively.

Certain subsidiaries located in the Shenzhen Special Economic Zone, including Comtech Broadband SZ, Huameng PRC, Mega Sky SZ and Mega Smart SZ, were each granted a 2+3 tax holiday and were subject to income tax at rates ranging from 0% to 12.5% for the year ended December 31, 2012.

(a)	Income / (loss) before Income Taxes and Provision for Income Taxes

The Group’s earnings / (loss) before income taxes and extraordinary item consists of the following:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
U.S.	(1,726)	(10,757)	(14,708)	(13,254)
PRC, excluding Hong Kong	11,048	68,832	50,418	145,418
Hong Kong	(457)	(2,846)	(172,931)	(6,990)
Other foreign jurisdictions	(109)	(683)	(445)	(270)

	8,756	54,546	(137,666)	124,904

The provision for income taxes consists of the following:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Current tax
PRC, excluding Hong Kong	920	5,732	8,228	13,361
Hong Kong	687	4,280	8,048	3,819
Deferred tax
Hong Kong	(670)	(4,173)	(4,723)	(5,331)

Income tax expense	937	5,839	11,553	11,849

Reconciliation between income tax expense and the amount that result by applying the PRC statutory tax rate to earnings / (loss) before income taxes and extraordinary item is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Earnings / (loss) before income taxes	8,756	54,546	(137,666)	124,904

PRC statutory tax rate		25%	25%	25%
Computed “expected” income tax expense / (benefit)	2,189	13,637	(34,417)	31,226
Effect of PRC preferential income tax rate	—	—	(471)	(2,123)
Effect of PRC tax holiday	(4,673)	(29,113)	(33,947)	(26,511)
PRC R&D bonus deduction	—	—	(1,617)	—
Tax rate differential for U.S and Hong Kong entities	(116)	(726)	13,375	(599)
Entities of other foreign jurisdictions not subject to income tax	27	171	112	68
Change in valuation allowance	629	3,921	(1,544)	5,982
Non-taxable items:
Interest income	(10)	(61)	(63)	(12)
Foreign exchange gain	(73)	(455)	(56)	(112)
Adjustment of consideration payable, net of disposal / impairment of respective intangible assets for Long Rise (note 7(c))	—	—	—	(8,939)
Other non-taxable income	(80)	(502)	—	—
Non-deductible items:
Impairment loss of goodwill	—	—	43,146	3,535
Provision for inventory write-down	—	—	—	2,112
Allowance for doubtful accounts	—	—	384	—
Share-based compensation	2,646	16,486	16,679	7,144
Professional fees	—	—	2,462	—
Foreign exchange loss	133	827	—	—
Other non-deductible items	80	499	595	63
Deemed income for income tax purposes	185	1,155	6,915	15
Income tax expense	937	5,839	11,553	11,849

The PRC tax rate has been used because the Company’s principle operations are in the PRC. The effects of the tax holiday are RMB29,113 (USD4,673), RMB33,947 and RMB26,511 for the years ended December 31, 2012, 2011 and 2010, respectively (equivalent to basic earnings per share amount of RMB0.80 (USD0.13), RMB0.92 and RMB0.71 and a diluted earnings per share amount of RMB0.80 (USD0.13), RMB0.92 and RMB0.69 for the years ended December 31, 2012, 2011 and 2010, respectively).

(b)	Deferred Tax Assets and Liabilities

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	2012	2012	2011
	USD	RMB	RMB
Deferred tax assets:
Tax loss carryforwards	2,126	13,244	9,880
Valuation allowance	(2,126)	(13,244)	(9,880)

Net deferred tax asset	—	—	—

Deferred tax liabilities:
Intangible assets	(3,412)	(21,254)	(25,427)

Net deferred tax liability	(3,412)	(21,254)	(25,427)

The increase (decrease) in valuation allowance during the years ended December 31, 2012, 2011 and 2010 were RMB3,364 (USD540), RMB(1,544) and RMB5,646, respectively. For the year ended December 31, 2012, there was a derecognition of deferred tax assets and the related valuation allowance of RMB557 (USD89) arising from unutilized tax loss carryforwards in respect of 2012 disposal.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or tax loss carryforwards are utilized.

As of December 31, 2012, for United States federal income tax purposes, the Company had net tax loss carryforwards of approximately USD1,746 which will expire at various dates through 2032.

As of December 31, 2012, the Company’s PRC and Hong Kong subsidiaries had tax loss carryforwards of approximately RMB32,953 (USD5,289) and RMB8,096 (USD1,299), respectively. The tax losses for the PRC subsidiaries amounting to RMB3,728, RMB2,555, RMB1,140, RMB15,357 and RMB10,173 will expire in 2013, 2014, 2015, 2016 and 2017 respectively. The tax loss for the Hong Kong subsidiary does not expire under the current Hong Kong tax legislation.

According to the prevailing PRC income tax law and its relevant regulations, non-PRC-resident enterprises are levied withholding tax at 10%, unless reduced by tax treaties or similar arrangements, on dividends from their PRC-resident investees for earnings accumulated beginning on January 1, 2008, and undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. Further, the Company’s distributions from its non-U.S. subsidiaries are subject to the U.S. federal income tax at 34%, less any applicable qualified foreign tax credits. Due to the Company’s plan of reinvesting permanently its earnings in its non-U.S. business, the Company has not provided for deferred income tax liabilities of RMB354,507 (USD56,902) and RMB390,129 (which does not include any potential qualified foreign tax credits or potential PRC dividend withholding taxes), for U.S. federal income tax purposes on its overseas subsidiaries’ undistributed earnings of RMB1,042,669 (USD167,360) and RMB1,147,438 as of December 31, 2012 and 2011, respectively.

(c)	Accounting for unrecognized tax benefits

As of January 1, 2010 and for each of the years ended December 31, 2010, 2011 and 2012, the Group did not have unrecognized tax benefits, and it does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. Accordingly, no interest or penalties related to unrecognized tax benefits were accrued.

The Company and its subsidiaries file income tax returns in the United States, PRC and Hong Kong. The Company could be subject to U.S. federal income tax examination by tax authorities for years beginning in 2009. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 (USD16). In the case of transfer pricing issues, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. Accordingly, the PRC tax returns for the Company’s PRC subsidiaries are open to examination by the PRC state and local tax authorities for the tax years beginning in 2007. The tax returns for the Company’s Hong Kong subsidiaries are currently open to examination by the Hong Kong tax authorities for the tax years beginning in 2006.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable Accrued Liabilities and Other Liabilities Disclosure Current [Text Block]
11.	ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consist of the following:

	2012	2012	2011
	USD	RMB	RMB
Legal and professional fees	859	5,351	2,438
Accrued staff related costs	1,214	7,568	12,109
Financial guarantees (note 18(iii))	2,000	12,460	—
Other accruals	1,662	10,355	8,046
	5,735	35,734	22,593

SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]
12.	SHARE-BASED COMPENSATION

(a)	Options and stock warrants assumed under the redomestication merger

On August 4, 2011, upon completion of the redomestication merger, the Company assumed the obligations to provide for the issuance of the Company’s ordinary shares rather than the common stock of Cogo Maryland upon the exercise of all outstanding options to purchase shares of Cogo Maryland common stock and all other outstanding equity awards granted under equity plans to directors, employees and consultants under Cogo Maryland’s 2004 Incentive Plan, 2006 Incentive Plan and the 2009 Incentive Plan.

(b)	2004 Incentive Plan

On August 3, 2004, the Board of Directors adopted the 2004 Stock Incentive Plan (the “2004 Incentive Plan”) pursuant to which 2,500,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, non-vested shares and performance shares. The purpose of the 2004 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2004 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2004 Incentive Plan is early terminated by the Board.

Stock options

A summary of stock options activity is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		USD	Years	USD
Balance as of January 1, 2010	1,192,269	4.09
Exercised	(7,500)	5.53

Balance as of December 31, 2010	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2011	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2012	1,184,769	4.08	2.01	—

As of December 31, 2012, 1,184,769 stock options were exercisable. The intrinsic value of options exercised during the year ended December 31, 2010 was USD12.

(c)	2006 Incentive Plan

On December 20, 2006, the Board of Directors adopted the 2006 Equity Incentive Plan (the “2006 Incentive Plan”) pursuant to which 4,800,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, restricted stock awards and performance shares. The purpose of the 2006 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2006 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2006 Incentive Plan is early terminated by the Board.

Non-vested equity share unit

A summary of non-vested equity share units issued under the 2006 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2010	1,309,164	5.70
Granted on January 29, 2010 (note i)	932,763	6.36
Vested	(1,455,462)	(5.56)

Balance as of December 31, 2010	786,465	6.74
Vested	(397,812)	7.10

Balance as of December 31, 2011	388,653	6.36
Vested	(310,920)	6.36

Balance as of December 31, 2012	77,733	6.36

Note i	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

The total grant-date fair value of the above equity share units vested during the years ended December 31, 2012 and 2011 and 2010 were USD1,977, USD2,826 and USD8,094, respectively. As of December 31, 2012 and 2011, the aggregate fair value of all non-vested equity share units were USD494 and USD2,472, respectively, which is expected to be amortized on a straight-line basis over a weighted average period of approximately 1 month (2011: 13 months).

Performance shares

A summary of performance shares activity is as follows:

	Shares	Weighted average Grant- date fair value
		USD
Balance as of January 1, 2010	420,000	14.06
Vested	(5,000)	16.03
Expired	(415,000)	14.03
Balance as of December 31, 2011 and 2012	—	—

The grant-date fair value of performance shares vested was USD80 for the year ended December 31, 2010.

(d)	2009 Incentive Plan

On November 9, 2009, the Board of Directors adopted the 2009 Omnibus Securities and Incentive Plan (the “2009 Incentive Plan”) pursuant to which 6,000,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, restricted stock awards and performance shares. The purpose of the 2009 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2009 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2009 Incentive Plan is early terminated by the Board.

Non-vested equity share unit

A summary of non-vested equity share units issued under the 2009 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2011	1,615,952	6.26
Granted on January 1, 2011 (note i)	210,000	8.85
Granted on March 21, 2011 (note i)	1,000,000	7.80
Granted on April 1, 2011 (note i)	150,000	8.85
Granted on June 24, 2011 (note ii)	50,000	5.27
Vested	(1,073,091)	6.85
Balance as of December 31, 2011	1,952,861	7.18
Granted on September 13, 2012 (note iii)	1,950,000	1.78
Vested	(1,443,925)	5.84
Balance as of December 31, 2012	2,458,936	3.69

Note i	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

Note ii	The stock awards were fully vested on the date of grant.

Note iii	The stock awards vested in equal quarterly installments over a period of one and a half years from the date of grant.

The total grant-date fair value of the above equity share units vested during the years ended December 31, 2012 and 2011 were USD8,427 and USD7,351, respectively. As of December 31, 2012 and 2011, the aggregate fair value of all non-vested equity share units were USD9,066 and USD14,022, respectively, which is expected to be amortized on a straight-line basis over a weighted average period of approximately 13 months and 21 months, respectively.

Shares with performance and market conditions

A summary of shares activity is as follows:

	Shares	Weighted average Grant- date fair value
		USD
Balance as of January 1, 2011	—	—
Granted on January 1, 2011 (note i)	360,000	8.85
Granted on January 1, 2011 (note ii)	300,000	3.50
Vested	(20,000)	8.85
Balance as of December 31, 2011	640,000	6.34
Vested	—	—
Forfeited (note iii)	(100,000)	7.18
Balance as of December 31, 2012	540,000	6.34

Note i	The performance awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting certain earnings or other performance measures in 2011, 2012 and 2013.

Note ii	During the year ended December 31, 2011, the Company has granted share awards that contain service and market conditions. For share awards with market conditions, the market conditions are considered in the grant date fair value using a binomial model and will be recognized over the requisite service period regardless of whether the market condition is satisfied, provided that the requisite service period has been completed. The share awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting the specified market condition in 2011, 2012 and 2013.

Note iii	During the year ended December 31, 2012, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.

The grant-date fair value of performance shares vested was USD177 for the year ended December 31, 2011.

(e)	Share-based compensation of Comtech Broadband

On December 31, 2010, the Group entered into an agreement to award 6,000,000 shares of Comtech Broadband’s common stock (“Equity Shares”) to an employee of Comtech Broadband (the “Comtech Broadband Stock Grant”). The purpose of the Comtech Broadband Stock Grant is to provide additional incentive to the employee. The Comtech Broadband Stock Grant was immediately vested upon grant.

The fair value of the above equity shares vested during the year ended December 31, 2010 was USD4,800. The Group performed a contemporaneous valuation of the equity by an unrelated valuation specialist using the income approach. The fair value is based on a discounted future cash flow that uses the Group’s estimates of revenue, driven by assumed market growth rates, and estimated costs as well as appropriate discount rates. Since Comtech Broadband is a private company, the Group applied a 20% marketability discount in carrying out the valuation. These estimates are consistent with the plans and estimates that the Group use to manage the business. Determining the fair value of the above Equity Shares requires making complex and subjective judgments and there is inherent uncertainty in making these estimates.

EARNINGS / (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]
13.	EARNINGS / (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings / (loss) per share for the year ended December 31:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Numerator for basic and diluted earnings per share:
Net income / (loss) attributable to Cogo Group, Inc.	3,874	24,130	(156,605)	112,375

Denominator:
Basic weighted average shares		36,355,124	37,094,995	37,275,427
Effect of dilutive non-vested equity share units, performance shares, options and warrants		132,917	—	913,387

Diluted weighted average shares		36,488,041	37,094,995	38,188,814

Basic earnings / (loss) per share	0.11	0.66	(4.22)	3.01

Diluted earnings / (loss) per share	0.11	0.66	(4.22)	2.94

Non-vested equity share units, performance shares, and options and warrants amounting to 3,387 thousand and 234 thousand as of December 31, 2012 and 2010, respectively, are excluded from the Company’s dilutive computation as their effect would be anti-dilutive. As of December 31, 2011, no potential common shares were dilutive because of the net loss.

OPERATING SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
14.	OPERATING SEGMENT INFORMATION

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments in financial statements. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance.

Prior to 2012, the Company determined it had two operating segments: Product Sales and Service Revenue. The Product Sales segment primarily consisted of the sale of components for digital media (such as network protection devices and data storage), telecommunication system equipment and industrial applications end-markets. The Service Revenue segment primarily included the provision of technology and engineering services, business process outsourcing, network system integration and related training and maintenance services.

No external service revenue was generated by the Group for the years ended December 31, 2012 and 2011. Due to the decreasing significance of Service Revenue segment, there was a change in the reporting information about operating segments of the Company in 2012. Financial information available that is evaluated regularly by the chief operating decision maker in allocating resources and in assessing performance does not differentiate the Product Sales segment and Service Revenue segment. Thus, Service Revenue segment is not considered as a reportable segment for the year ended December 31, 2012. It is considered that the Company operates in a single business segment as the revenue and profit are derived entirely from sales of components for digital media (such as network protection devices and data storage), telecommunication system equipment and industrial applications end-markets to the customers. Accordingly, no operating segment information is presented for the year ended December 31, 2012.

Substantially all of the Group’s operations are in the PRC. Consequentially, no geographic information is presented.

The following is the segment information for the year ended December 31, 2011:

	Product Sales	Service Revenue	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenue
Segment revenue from external customers	3,554,401	—	—	3,554,401
Inter-segment revenue	—	11,861	—	11,861

	3,554,401	11,861	—	3,566,262

Income / (Loss) from operations	(10,731)	(38,939)	(82,772)	(132,442)
Interest expense	(20,152)	—	—	(20,152)
Interest income	14,802	126	—	14,928

Earnings / (loss) before income taxes and extraordinary item	(16,081)	(38,813)	(82,772)	(137,666)

Income tax expense	10,492	1,061	—	11,553
Significant non-cash items:
– Depreciation and amortization	34,248	562	—	34,810
– Provision for inventory write-down	63	—	—	63
– Provision for doubtful accounts	2,325	—	—	2,325
– Share-based compensation cost	—	—	66,723	66,723
– Impairment loss of goodwill (note 8)	189,296	47,649	—	236,945

Segment assets	2,544,840	12,739	2,409	2,559,988

Total expenditures for additions to long-lived assets
– Property and equipment	9,932	103	—	10,035
– Intangible assets (note 7)	98,527	—	—	98,527
– Goodwill (note 7)	61,509	—	—	61,509

The following is the segment information for the year ended December 31, 2010:

	Product Sales	Service Revenue	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenue
Segment revenue from external customers	2,554,991	34,527	—	2,589,518
Inter-segment revenue	—	18,780	—	18,780

	2,554,991	53,307	—	2,608,298

Income from operations	196,986	6,437	(83,805)	119,618
Interest expense	(9,407)	—	—	(9,407)
Interest income	14,597	66	30	14,693

Earnings before income taxes and extraordinary item	202,176	6,503	(83,775)	124,904

Income tax expense	9,770	2,079	—	11,849
Significant non-cash items:
– Depreciation and amortization	27,275	672	—	27,947
– Provision for inventory write-down	9,600	—	—	9,600
– Provision for doubtful accounts	2	—	—	2
– Share-based compensation cost	31,680	—	69,250	100,930
– Impairment loss of goodwill and intangible assets (notes 7 and 8)	21,422	—	—	21,422
– Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7)	(43,676)	—	—	(43,676)

Segment assets	2,298,459	21,995	1,563	2,322,017

Total expenditures for additions to long-lived assets
– Property and equipment	6,356	539	—	6,895

Revenues from external customers by product category are summarized as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Net revenue
Product Sales
Digital media	297,202	1,851,600	1,503,082	1,474,238
Telecommunications equipment	346,935	2,161,438	1,318,176	630,149
Industrial Business	140,866	877,611	733,143	450,604

	785,003	4,890,649	3,554,401	2,554,991
Service Revenue	—	—	—	34,527

Total net revenue	785,003	4,890,649	3,554,401	2,589,518

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
Statutory Reserves [Abstract]
Statutory Reserves Disclosure [Text Block]
15.	STATUTORY RESERVES

According to laws applicable to the foreign investment enterprises in the PRC and the Articles of Association of certain subsidiaries of the Company in the PRC (the “PRC subsidiaries”), the PRC subsidiaries are required to appropriate part of their net profits as determined in accordance with the accounting principles and the relevant financial regulations applicable to enterprises limited by shares as established by the Ministry of Finance of the PRC (“PRC GAAP”) to various reserves. These include general reserves, statutory surplus reserve and statutory public welfare fund.

For general reserve, appropriation to general reserve is at the discretion of the board of directors of the relevant PRC subsidiaries. The reserve can only be used for specific purposes and is not distributable as cash dividends.

For statutory surplus reserve, 10% of the net profit, as determined in accordance with PRC GAAP, of the relevant PRC subsidiaries is transferred to the statutory surplus reserve until the reserve balance reaches 50% of the registered capital of the relevant PRC companies. The transfer to this reserve must be made before distribution of dividends to shareholders can be made. The statutory surplus reserve can be used to make good previous years’ losses, if any, and may be converted into share capital by the issue of new shares to shareholders in proportion to their existing shareholders or by increasing the par value of the shares currently held by the shareholders, provided that the balance after such issue is not less than 25% of the registered capital. Any amount of funds outside of the 50% reserve balance can be distributed as by the relevant PRC subsidiaries, as advances or cash dividends, subject however, to complying with applicable requirements. Such dividend or loans could take a considerable amount of time to implement and to be processed by certain governmental agencies.

For statutory public welfare fund, 5% to 10% of the net profit, as determined in accordance with PRC GAAP, of the relevant PRC subsidiaries is transferred to the statutory public welfare fund. This fund can only be utilized on capital items for the collective benefit of the employees such as the construction of dormitories, canteen and other staff welfare facilities. The fund is non-distributable other than on liquidation. The transfer to this fund must be made before distribution of dividends to shareholders can be made.

The accumulated balance of these statutory reserves maintained at the Company’s PRC subsidiaries as of December 31, 2012 and 2011 were RMB41,625 (USD6,681) and RMB55,298, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
16.	COMMITMENTS AND CONTINGENCIES

(a)	Acquisition on Goldshare Holdings Limited (“Goldshare”)

On April 1, 2011, the Group entered into a note subscription and share purchase agreement to acquire 3,142,857 shares (representing 44% of the outstanding shares) of Goldshare for a cash consideration of RMB22,000; and to subscribe to a convertible note to be issued by Goldshare for RMB20,000. The note can be convertible into 2,857,143 new shares of Goldshare at the option of the Group. If the Group exercises the conversion option of the convertible note, the Group will hold a total of 60% of the outstanding shares of Goldshare and Goldshare will become a subsidiary of the Group. The Group has not completed the acquisition of Goldshare because certain closing conditions, including the condition that required Goldshare to provide detailed monthly operation plan for a twelve-month period to the Company’s reasonable satisfaction, had not yet been fulfilled.

Goldshare engages in the business of distribution of chassis, capacitors, resistors and enclosures with most of its operations in the PRC. The purchase consideration will be contingently payable at various dates upon achieving certain agreed future earnings levels of Goldshare.

As of December 31, 2012, the Group has advanced RMB26,026 (USD4,177) to Goldshare in connection with this acquisition.

(b)	The Group leases its office facilities under non-cancellable operating leases. The leases have remaining terms up to eighteen months. Rental expense was RMB11,211 (USD1,799), RMB11,197 and RMB10,491 for the years ended December 31, 2012, 2011, and 2010, respectively.

Future minimum lease payments under non-cancellable operating leases as of December 31, 2012 were as follows:

	USD	RMB
Year ending December 31,
2013	832	5,184
2014	109	677

Total	941	5,861

(c)	As of December 31, 2012, the Group has outstanding purchase orders for components from suppliers in the amount of approximately RMB678,479 (USD108,903). The Group does not have any minimum purchase obligations with these suppliers. Other than as disclosed above, the Group had no other contractual obligations, off-balance sheet guarantees or arrangements as of December 31, 2012.

CONCENTRATION OF RISK	12 Months Ended
Dec. 31, 2012
Concentration Of Risk [Abstract]
Concentration Of Risk [Text Block]
17.	CONCENTRATION OF RISK

Revenue concentration

A substantial percentage of the Group’s sales are made to the following customer. Details of the customer accounting for 10% or more of total net revenue are as follows:

	2012	2011	2010
Customer A	16%	29%	26%

The total amount of revenues from the customer accounting for 10% or more of total net revenue is as follow:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Customer A	126,151	785,933	1,039,896	672,641

The customer with sales over 10% is within the Product Sales segment for the years ended December 31, 2011 and 2010.

Details of the accounts receivable from the customer with the largest receivable balances as of December 31, 2012 and 2011 are as follows:

	% of accounts receivable
	2012	2011
Customer A	15%	13%

Dependence on suppliers

The Group typically rely on a limited number of key suppliers, and many customized module design solutions that are developed by the Group are designed around technology components provided by these suppliers. The Group typically does not have long-term supply agreements or other forms of exclusive arrangements with these suppliers. If the Group loses a key supplier or a supplier reduces the quantity of products it sells to the Group, it does not maintain a sufficient inventory level of products required or is otherwise unable to meet the demand for its components, the Group may have to expend significant time, effort and other resources to locate a suitable alternative supplier and secure replacement components. If suitable replacement components are unavailable, the Group may be forced to redevelop certain of its solutions, which ultimately may not be accepted by the customers.

A substantial percentage of the Group’s purchases are made from the following supplier. Details of the major supplier are as follows:

	2012	2011	2010
Supplier A	45.7%	41.1%	37.7%

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
18.	RELATED PARTY TRANSACTIONS

For the years presented, the principal related party transactions and amounts due from related party are summarized as follows:

		Year ended December 31,
	Note	2012	2012	2011	2010
		USD	RMB	RMB	RMB
Sales of products	(i)	590	3,675	—	—
Purchase of products	(ii)	1,131	7,047	—	—
Guarantee fee	(iii)	125	779
Service fee	(iv)	157	976	—	—

		December 31,
		2012	2012	2011
		USD	RMB	RMB
Current assets
Amount due from Envision	(v)	5,737	35,743	—

Notes:

(i)	For the year ended December 31, 2012, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Envision.

(ii)	For the year ended December 31, 2012, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Envision.

(iii)	For the year ended December 31, 2012, the Group charged a guarantee fee of USD250 per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.

(iv)	For the year ended December 31, 2012, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.

(v)	As of December 31, 2012, the amount due from Envision was unsecured, interest-free and repayable within one year.

EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Compensation and Employee Benefit Plans [Text Block]
19.	EMPLOYEE BENEFIT PLANS

Certain employees of the Group in the PRC are entitled to retirement benefits based on their salaries and length of service upon retirement in accordance with a PRC government-managed retirement plan. The PRC government is directly responsible for the payments of the benefits to these retired employees. The Group is required to make contributions to the government-managed retirement plan at 6.5% to 9% of the monthly basic salaries of certain employees. The contribution expense for the years ended December 31, 2012, 2011 and 2010 was RMB13,142 (USD2,109), RMB11,792 and RMB7,770, respectively.

The Group operates a Mandatory Provident Fund Scheme (“the MPF scheme”) under the Hong Kong Mandatory Provident Fund Schemes Ordinance for employees employed under the jurisdiction of the Hong Kong Employment Ordinance. The assets of the MPF scheme are held by independent trustees and are separated from those of the Group’s assets. Under the MPF scheme, the employer and its employees are each required to make contributions to the plan at 5% of the employees’ relevant income, subject to a cap of monthly relevant income of HKD22.5. Contributions to the plan by the employee vest immediately. The contributions paid by the Group for the years ended December 31, 2012, 2011 and 2010 were RMB430 (USD69), RMB340 and RMB321, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
20.	FAIR VALUE MEASUREMENTS

The fair values of pledged bank deposits, accounts receivable, accounts payable, bank borrowings, and accrued expenses and other liabilities approximated the respective carrying amounts because of the short maturity of these instruments. The Group adopted ASC 820-10, Fair Value Measurements and Disclosures for the nonfinancial assets and liabilities that are remeasured at fair value on a nonrecurring basis.

Level 1

Observable inputs, such as quoted market prices in active markets for the identical asset or liability that are accessible at the measurement date.

Level 2

Inputs, other than quoted market prices included in Level 1, that are observable either directly or indirectly for the asset or liability.

Level 3

Unobservable inputs that reflect the entity’s own assumptions about the exit price of the asset or liability. Unobservable inputs may be used if there is little or no market data for the asset or liability at the measurement date.

In calculating the goodwill impairment (note 8(c)), the Company adopted the combination of market and income approach with level 3 inputs and determined that the carrying amounts of goodwill are impaired to their respective implied fair values of nil as of December 31, 2011. In calculating goodwill impairment for Long Rise (note 7(c)), the Company adopted the income approach. The Company’s goodwill of Long Rise as measured and disclosed as a level 3 input at fair value on a nonrecurring basis was nil as of December 31, 2010.

The Company also applied the income approach with level 3 inputs in measuring and disclosing the fair value of the share-based compensation of Comtech Broadband (note 12(e)).

There were no transfers of instruments into or out of level 1, level 2 or level 3 for the year ended December 31, 2012.

FOREIGN CURRENCY RISK	12 Months Ended
Dec. 31, 2012
Foreign Currency Risk [Abstract]
Foreign Currency Disclosure [Text Block]
21.	FOREIGN CURRENCY RISK

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

The PRC subsidiaries conduct their business substantially in the PRC, and their financial performance and position are measured in terms of RMB. Any devaluation of the RMB against the USD would consequently have an adverse effect on the financial performance and asset values of the Group when measured in terms of USD. The PRC subsidiaries’ products are primarily procured, sold and delivered in the PRC for RMB. Thus, their revenues and profits are predominantly denominated in RMB.

INTEREST RATE RISK	12 Months Ended
Dec. 31, 2012
Interest Rate Risk [Abstract]
Credit Risk and Interest Rate Risk Disclosure Textblock [Text Block]
22.	INTEREST RATE RISK

The Group is exposed to interest rate risk arising from short-term variable rate borrowings from time to time. The Group’s future interest expense will fluctuate in line with any change in borrowing rates. The Group does not have any derivative financial instruments as of December 31, 2012 and 2011 and believes its exposure to interest rate risk is not material.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)	Principle of Consolidation

The consolidated financial statements include the accounts of Cogo Group, Inc. and its subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount of property and equipment, goodwill and intangible assets; the allocation of the purchase price for the Company’s acquisitions; the collectibility of accounts receivable; the realizability of deferred tax assets and inventories; fair value of share-based compensation; the useful lives and salvage values of property and equipment; and amounts recorded for contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results may differ from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(c)	Foreign Currency Transactions and Translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company is the U.S. dollar (“USD”), whereas the functional currency of the Company’s subsidiaries in the PRC and Hong Kong is the RMB and Hong Kong dollar (“HKD”), respectively. Prior to cessation of Cogo Maryland, the functional currency of Cogo Maryland was USD. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at each balance sheet date. The net foreign currency exchange loss amounted to RMB2,960 (USD475), RMB3,352 and RMB2,954 for the years ended December 31, 2012, 2011 and 2010, respectively, are included in ‘Selling, general and administrative expenses’ in the consolidated statements of comprehensive income / (loss).

Gains and losses resulting from translation of the financial statements of the Company and the Company’s subsidiaries in Hong Kong into the RMB reporting currency are recorded as a separate component of accumulated other comprehensive loss within equity.

For the convenience of the readers, the December 31, 2012 RMB amounts, included in the accompanying consolidated financial statements have been translated into USD at the rate of USD1.0000 = RMB6.2301, representing the rate quoted by the Federal Reserve Bank of New York at the close of business on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any particular rate or at all.

Cash and Pledged Bank Deposits [Policy Text Block]
(d)	Cash and Pledged Bank Deposits

Cash consists of cash on hand, cash in bank accounts and interest-bearing savings accounts. Cash deposits that are restricted as to withdrawal or pledged as security, are disclosed separately on the face of the consolidated balance sheet, and not included in the total cash for the purpose of the consolidated statements of cash flows.

Receivables, Policy [Policy Text Block]
(e)	Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on a review of specifically identified accounts and aging data. The Group reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectibility. All other balances are reviewed on a pooled basis.

Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s subsidiaries in the PRC are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for the deductibility of such write-offs only when sufficient evidence is available to prove the debtors’ inability to make payments. For financial reporting purposes, the Group generally records write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is provided and the time the doubtful accounts and the related allowance are written off.

Apart from those disclosed in note 3, the Group does not have any off balance-sheet credit exposure related to its customers.

Inventory, Policy [Policy Text Block]
(f)	Inventories
Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. Cost of inventories comprises direct materials.
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(g)	Long-lived Assets

Property and Equipment and Intangible Assets

Property and equipment is stated at cost less depreciation and if applicable, impairment. Depreciation is calculated on a straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Property	20 years
Furniture and office equipment	1 to 5 years
Machinery	5 years
Motor vehicles	5 years

Intangible assets that are subject to amortization are amortized over their respective estimated useful lives as follows:

Customer relationships	5 to 12 years
Supplier relationships	11.5 years
Proprietary technology	3 to 6.5 years
Proprietary designs	3 years
Website and software assets	3 to 5 years
Non-compete agreements	1 to 6 years
License agreements	2 years
Order backlog	1 month

Property and equipment and intangible assets subject to depreciation/amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset. Assets to be disposed of are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase business combination. Goodwill is not amortized, but instead tested for impairment at the reporting unit level at least annually and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Under the first step, the fair value of a reporting unit was compared with its carrying amount, including goodwill. If the fair value of the reporting unit exceeded its carrying value, step two did not need to be performed. However, if the fair value of the reporting unit was less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Group must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation was the implied fair value of the reporting unit goodwill. Fair value of each of the Group’s reporting units was determined using a combination of the market and income approaches. For the years ended December 31, 2011 and 2010, impairment loss amounted to RMB236,945 and RMB21,422, respectively. For the year ended December 31, 2012, no impairment loss was recognized as goodwill was fully impaired as of December 31, 2011. See note 8.

Income Tax, Policy [Policy Text Block]
(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in consolidated statements of comprehensive income / (loss) in the period that includes the enactment date or date of change in tax rate. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as a component of income tax expense in the consolidated statements of comprehensive income / (loss).

Revenue Recognition, Policy [Policy Text Block]
(i)	Revenue Recognition

Product Sales

The Company recognizes revenue at the point in time when the components are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable.

Sales of components represent the invoiced value of goods, net of value added taxes (“VAT”), sales returns, trade discounts and allowances.

In the PRC, VAT at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of products and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

Service Revenue

Revenue for services is generally recognized when services are performed.

Research and Development Expense, Policy [Policy Text Block]
(j)	Research and Development and Advertising

Research and development and advertising costs are expensed as incurred. Research and development costs amounted to RMB102,531 (USD16,457), RMB101,639 and RMB77,888 for the years ended December 31, 2012, 2011 and 2010, respectively. Advertising costs amounted to RMB276 (USD44), RMB334 and RMB157 for the years ended December 31, 2012, 2011 and 2010, respectively.

Shipping and Handling Cost, Policy [Policy Text Block]
(k)	Shipping and Handling Fees and Costs

Costs incurred by the Group for shipping and handling, including costs paid to third-party transportation companies, to transport and deliver products to customers, are included in “selling, general and administrative expenses”. Shipping and handling fees and costs amounted to RMB9,696 (USD1,556), RMB12,432 and RMB9,798 for the years ended December 31, 2012, 2011 and 2010, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(l)	Share-based Compensation

The Group applies ASC 718, Compensation- Stock Compensation to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For awards with performance and service conditions, the compensation expense is based on the grant-date fair value of the award, the number of shares ultimately expected to vest and the vesting period. The Group assesses the probability of achieving certain performance conditions at balance sheet date. Based on the assessment of this probability, which requires subjective judgment, the Group records compensation expense before the performance conditions are actually fully achieved, which may then be reversed in future periods if the Group determines that it is no longer probable that the performance conditions will be achieved.

Share-based compensation expense amounted to RMB65,944 (USD10,585), RMB66,723 and RMB100,930 for the years ended December 31, 2012, 2011 and 2010, respectively.

Earnings Per Share, Policy [Policy Text Block]
(m)	Earnings / (loss) per Share

Basic earnings / (loss) per share is computed by dividing net income / (loss) by the weighted average number of common stock outstanding during the year, including contingently issuable shares when all necessary conditions for the issuance have been satisfied. Diluted earnings / (loss) per share is computed by dividing net income / (loss) by the weighted average number of common and, if applicable, dilutive potential common shares outstanding during the year. Dilutive potential common shares consist of common shares issuable upon the exercise of stock options, non-vested equity share units, including performance shares, warrants using the treasury stock method. Dilutive potential common shares also includes common shares issuable in connection with a business combination upon resolution of contingencies based on the number of such shares that would be issuable at the end of the year assuming it was the end of the contingency period.

Commitments and Contingencies, Policy [Policy Text Block]
(n)	Financial guarantees issued, Commitments and Contingencies

(i)	Financial guarantees issued

Financial guarantees are contracts that require the issue (i.e. the guarantor) to make specified payments to reimburse the beneficiary of the guarantee (the “holder”) for a loss the holder incurs because a specified debtor fails to make payment when due in accordance with the terms of a debt instrument.

Where the Group issues a financial guarantee, the Group recognizes in its consolidated balance sheet a liability for that guarantee. When consideration is received or receivable for the issuance of the guarantee, the consideration is recognized in accordance with the Group’s policies applicable to that category of asset. The liability that the Group initially recognized is released over the term of the guarantee by a systematic and rational amortization method.

(ii)	Other commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

New Accounting Pronouncements, Policy [Policy Text Block]
(o)	Recently Issued Accounting Pronouncements

Accounting Standards Update (“ASU”) 2011-11, an update to ASC 210, Balance sheet

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-11, an update to ASC 210, Balance Sheet - Disclosures about Offsetting Assets and Liabilities. The FASB issued this ASU in conjunction with the International Accounting Standards Board’s (“IASB”) issuance of amendments to Disclosures – Offsetting Financial Assets and Financial Liabilities (Amendments to International Financial Reporting Standards (“IFRS”) 7). ASU 2011-11 requires disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS while retaining the existing offsetting models under U.S. GAAP and IFRS. For the Company, ASU 2010-11 is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Retrospective application is required. Since this standard impacts disclosure requirements only, its adoption will not have a material impact on the Company’s consolidated results of operations or financial condition.

ASU 2011-05, an update to ASC 220, Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, an update to ASC 220, Comprehensive Income - Presentation of Comprehensive Income. ASU 2011-05 increases the prominence of other comprehensive income in financial statements. ASU 2011-05 permits entity to present the components of net income and comprehensive income in either one or two consecutive financial statements and eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. For the Company, ASU 2011-05 is effective for fiscal years, and interim periods within those years beginning after December 15, 2011. Retrospective application is required and early adoption is permitted. On October 21, 2011 the FASB decided to propose a deferral of the requirement to present reclassifications of other comprehensive income on the face of the income statement and on February 5, 2013, the FASB finalized this requirement for public entities beginning after December 15, 2012. Since the standard impacts presentation and disclosure requirements only, the adoption of this guidance did not have any material impact on the Company’s consolidated results of operations or financial condition.

ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Table Text Block]

As of December 31, 2012 and 2011, the subsidiaries which principally affect the results of operations and financial condition of the Company are as follows:

Name of Company	Place of incorporation or establishment	Attributable equity interest held		Principal activity
		2012	2011
Comtech Broadband Technology (Shenzhen) Co., Ltd. (Formerly known as “Comloca Technology (Shenzhen) Company Limited”) (“Comtech Broadband SZ”)	PRC	100%	100%	Sales of electronics components and related products

Comtech Broadband Corporation Limited (“Comtech Broadband”)	Hong Kong	70%	70%	Sales of electronics components and related products

Comtech Communication Technology (Shenzhen) Company Limited (“Comtech Communication”)	PRC	0%	100%	Sales of electronics components and related products (note a)

Comtech International (Hong Kong) Limited (“Comtech Hong Kong”)	Hong Kong	0%	100%	Sales of electronics components and related products (note a)

Comtech Software Technology (Shenzhen) Company Limited (“Comtech Software”)	PRC	0%	100%	Sales of electronics components and related products and research and development of software products (note a)

Epcot Multimedia Technology (SZ) Co. Ltd. (“Epcot”)	PRC	0%	100%	Provision of media communication and collaboration platforms and solutions (note a)

Shenzhen Comtech International Limited (“Shenzhen Comtech”)	PRC	100%	100%	Sales of electronics components and related products (note b)

Name of Company	Place of incorporation or establishment	Attributable equity interest held		Principal activity

Shanghai Comtech Electronic Technology Company Limited (“Shanghai Comtech”)	PRC	100%	100%	Sales of electronics components and related products (note a)

Shanghai E&T System Company Limited (“Shanghai E & T”)	PRC	100%	100%	Sales of electronics components and related products (note c)

Shenzhen Huameng Software Company Limited (“Huameng PRC”)	PRC	100%	100%	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services

Viewtran Technology (Shenzhen) Co., Limited (“Viewtran PRC”)	PRC	100%	100%	Provision of media communication and collaboration platforms and solutions

Comtech Digital Technology (Hong Kong) Limited (“Comtech Digital”)	Hong Kong	60%	60%	Sales and development of digital and industrial applications, microcontrollers and complementary products

Comtech Industrial (Hong Kong) Limited (“Comtech Industrial”)	Hong Kong	100%	100%	Sales and development of industrial applications, microcontrollers and complementary products

Mega Sky (Shenzhen) Limited (“Mega Sky SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions and research and development of software products

Mega Smart (Shenzhen) Limited (“Mega Smart SZ”)	PRC	100%	100%	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets

Note a	On October 23, 2012, the Company entered into a Sale and Purchase Agreement (the “Envision Agreement”) with Envision Global Group (“Envision”), an entity owned by Jeffrey Kang, the Company’s Chairman and Chief Executive Officer, pursuant to which the Company sold certain subsidiaries (the “Disposal Group”), including Comtech Communication, Comtech Hong Kong, Comtech Software and Epcot, to Envision for a total consideration of USD78,000. The transactions contemplated by the Envision Agreement closed on November 15, 2012 (“Date of Sale”) and the entire purchase price was fully received in 2012. See note 7(a).

In connection with the disposal, as Shanghai Comtech does not form part of the Disposal Group but its 100% equity interest is held by one of entities in the Disposal Group, the Company, through its wholly-owned subsidiary, entered into legal arrangements with the Disposal Group pursuant to which the Disposal Group agrees to hold the equity interest in Shanghai Comtech on behalf of the Company’s wholly-owned subsidiary, and waive its full rights and risks of ownership of the equity interests in favour of the Company’s wholly-owned subsidiary. Accordingly, the Company retains its control over Shanghai Comtech through such legal arrangements.

Note b	The Company exercises its control over Shenzhen Comtech through legal arrangements between Shenzhen Comtech’s legal shareholders (“Legal Shareholders”) and a wholly-owned subsidiary of the Company. The Legal Shareholders of Shenzhen Comtech are Huimo Chen, the mother of Jeffrey Kang, and Honghui Li, the Vice President of the Group, who hold 1% and 99% equity interest in Shenzhen Comtech respectively. The Legal Shareholders agree to hold the equity interest in Shenzhen Comtech on behalf of the Company’s wholly-owned subsidiary, and waive their full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

Note c	Prior to January 1, 2012, the legal shareholders of Shanghai E&T were Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and was bound by legal arrangements, similar to those as described in note (b), with the Company’s wholly-owned subsidiary relating to his holding of 5% equity interest in Shanghai E&T and agreed to hold on behalf of the Company’s wholly-owned subsidiary waiving his full rights and risks of ownership of the equity interests in favor of the Company’s wholly-owned subsidiary.

On January 1, 2012, the Company instructed Shenzhen Comtech and Honghui Li to transfer 76% and 5% of their respective equity interest in Shanghai E&T to Shanghai Comtech. After the transfer, the legal shareholders of Shanghai E&T are Shenzhen Comtech (19%) and Shanghai Comtech (81%), subsidiaries which the Company exercises its controls through legal arrangements (see notes (a) and (b)).

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]

Property and equipment is stated at cost less depreciation and if applicable, impairment. Depreciation is calculated on a straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Property	20 years
Furniture and office equipment	1 to 5 years
Machinery	5 years
Motor vehicles	5 years

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Intangible assets that are subject to amortization are amortized over their respective estimated useful lives as follows:

Customer relationships	5 to 12 years
Supplier relationships	11.5 years
Proprietary technology	3 to 6.5 years
Proprietary designs	3 years
Website and software assets	3 to 5 years
Non-compete agreements	1 to 6 years
License agreements	2 years
Order backlog	1 month

ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Accounts Receivable [Table Text Block]

Accounts receivable consist of the following:

	2012	2012	2011
	USD	RMB	RMB
Accounts receivable	117,469	731,839	1,017,415
Less: allowance for doubtful accounts	(4,314)	(26,871)	(75,617)
Current assets:	113,155	704,968	941,798

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]

An analysis of the allowance for doubtful accounts is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Balance at the beginning of year	12,138	75,617	73,292	73,306
Additional allowance for doubtful accounts	—	—	3,000	2
Write-off of accounts receivable against the allowance for doubtful accounts	—	—	—	(16)
Write back on allowance for doubtful accounts	—	—	(675)	—
Disposal of subsidiaries	(7,824)	(48,746)	—	—
Balance at the end of year	4,314	26,871	75,617	73,292

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory [Table Text Block]	Inventories by major categories are as follows:
	2012	2012	2011
	USD	RMB	RMB
Raw materials	—	—	733
Finished goods	82,883	516,372	326,749
Total	82,883	516,372	327,482

PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property and equipment consists of the following:

	2012	2012	2011
	USD	RMB	RMB
Property	4	23	1,671
Machinery	227	1,416	3,780
Furniture and office equipment	4,309	26,845	33,874
Motor vehicles	722	4,499	12,649
Total	5,262	32,783	51,974
Less: accumulated depreciation	(2,451)	(15,268)	(34,083)
Property and equipment, net	2,811	17,515	17,891

Schedule of Finite-Lived Intangible Assets [Table Text Block]

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Cost of sales	11	72	41	36
Selling, general and administrative expenses	691	4,303	4,697	4,418
Research and development expenses	227	1,414	1,441	1,690
Total	929	5,789	6,179	6,144

ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

The following table summarizes the amounts assigned to each major asset acquired and liability disposed of at the Date of Sale:

Net assets disposed of:	RMB
Cash	443,765
Accounts receivable, net	159,848
Inventories	157,033
Bill receivable	38,483
Amount due from related party	61,472
Prepaid expenses and other receivables	36,198
Other assets	321
Property and equipment, net	7,751
Land use rights, net	19,015
Accounts payable	(71,426)
Bank borrowings	(369,112)
Income taxes payable	(1,189)
Accrued expenses and other liabilities	(3,790)
Total	478,369

Satisfied by:
Cash consideration	(486,502)
Exchange reserve realized upon disposal	5,638
Transaction cost	1,937
Gain on disposal of subsidiaries	558

Schedule Of Cash Flow From Disposal Of Subsidiaries [Table Text Block]	Net cash inflow from disposal of subsidiaries:
RMB

Cash held by Disposal Group disposed of	(443,765)
Cash consideration received	486,502
Net cash inflow from disposal of subsidiaries	42,737

Schedule of Purchase Price Allocation [Table Text Block]

The purchase price allocation is as follows:

RMB
Intangible assets
– order backlog	4,305
– customer relationships	50,833
– non-compete agreements	42,911
– proprietary technology	1,188
Goodwill	61,509
Deferred tax liabilities	(16,374)

Net asset acquired	144,372

Business Acquisition, Pro Forma Information [Table Text Block]

The following unaudited proforma financial information represents the combined results of operations of the Group as if the acquisition of MDC had occurred as of January 1, 2010. The unaudited proforma information is not necessarily indicative of what the Company’s consolidated results of operations actually would have been had it completed the acquisition as of January 1, 2010. In addition, the unaudited proforma financial information does not attempt to project the future results of operations of the Group.

	Year ended December 31
	2011	2010
	RMB (unaudited)	RMB (unaudited)
Net revenue	3,554,401	2,632,103
Income / (loss) from operations	(133,836)	117,266
Net income / (loss) attributable to Cogo Group, Inc.	(157,759)	110,528
Earnings / (loss) per share attributable to Cogo Group, Inc.
Basic	(4.25)	2.97
Diluted	(4.25)	2.89

Schedule of Business Acquisitions, by Acquisition [Table Text Block]

The following table summarizes the amounts assigned to each major asset acquired and liability assumed at the date of acquisition.

RMB
Cash	8,753
Accounts receivable	16,807
Inventories	8,010
Property and equipment	17
Intangible assets
– customer relationships	10,671
– non-compete agreements	13,527
– in-process research and development	4,390
– proprietary technology	5,959
Goodwill	21,422
Bank borrowings	(9,314)
Income taxes payable	(1,584)
Accrued expenses and other liabilities	(8,506)
Deferred tax liabilities	(4,976)
Noncontrolling interests	(4,255)
Purchase price allocated	60,921

Schedule of Intangible Assets and Goodwill [Table Text Block]

As a result of the Supplementary Agreement, the Company recognized a net gain on settlement relating to the acquisition of Long Rise before goodwill impairment of RMB43,676 in the consolidated statement of income and comprehensive income for the year ended December 31, 2010 summarized as follows:

RMB
Adjustment to the purchase consideration	54,178
Disposal of the non-compete agreements	(2,630)
Impairment losses of customer relationships and proprietary technology	(7,872)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment	43,676

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

The changes in the carrying amount of our goodwill for the years ended December 31, 2012, 2011 and 2010 are as follows:

RMB
Balance as of January 1, 2010
Goodwill	201,122
Accumulated impairment losses	(4,264)
196,858
Impairment loss of Long Rise (note 7(c))	(21,422)
Balance as of December 31, 2010
Goodwill	201,122
Accumulated impairment losses	(25,686)
175,436
Acquisition of MDC (note 7(b))	61,509
Impairment loss (note 8(c))	(236,945)
Balance as of December 31, 2011 and 2012
Goodwill	262,631
Accumulated impairment losses	(262,631)
Balance as of December 31, 2012	—

Schedule of Impaired Intangible Assets [Table Text Block]

As of December 31, 2012 and 2011, the Company’s intangible assets related to the Company’s acquisitions consisted of the following:

	As of December 31, 2012
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	103,653	85,606
Supplier relationships	8,876	11.5	2,766	6,110
Proprietary technology	17,542	3 to 6.5	14,051	3,491
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	48,337	33,603
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		176,563	128,810
Total (in USD)	49,016		28,341	20,675

	As of December 31, 2011
	Gross carrying amount	Amortization period	Accumulated amortization	Net carrying amount
	RMB	Years	RMB	RMB
Customer relationships	189,259	5 to 12	89,286	99,973
Supplier relationships	8,876	11.5	1,994	6,882
Proprietary technology	17,542	3 to 6.5	12,868	4,674
Proprietary designs	1,627	3	1,627	—
Website and software asset	575	3 to 5	575	—
Non-compete agreements	81,940	1 to 6	39,364	42,576
License agreement	1,249	2	1,249	—
Order backlog	4,305	0.1	4,305	—

Total	305,373		151,268	154,105

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Loss Before Income Taxes and Provision For Income Taxes [Table Text Block]

The Group’s earnings / (loss) before income taxes and extraordinary item consists of the following:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
U.S.	(1,726)	(10,757)	(14,708)	(13,254)
PRC, excluding Hong Kong	11,048	68,832	50,418	145,418
Hong Kong	(457)	(2,846)	(172,931)	(6,990)
Other foreign jurisdictions	(109)	(683)	(445)	(270)

	8,756	54,546	(137,666)	124,904

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The provision for income taxes consists of the following:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Current tax
PRC, excluding Hong Kong	920	5,732	8,228	13,361
Hong Kong	687	4,280	8,048	3,819
Deferred tax
Hong Kong	(670)	(4,173)	(4,723)	(5,331)

Income tax expense	937	5,839	11,553	11,849

Prc Statutory Tax Rate To Earnings Loss Before Income Tax [Table Text Block]

Reconciliation between income tax expense and the amount that result by applying the PRC statutory tax rate to earnings / (loss) before income taxes and extraordinary item is as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Earnings / (loss) before income taxes	8,756	54,546	(137,666)	124,904

PRC statutory tax rate		25%	25%	25%
Computed “expected” income tax expense / (benefit)	2,189	13,637	(34,417)	31,226
Effect of PRC preferential income tax rate	—	—	(471)	(2,123)
Effect of PRC tax holiday	(4,673)	(29,113)	(33,947)	(26,511)
PRC R&D bonus deduction	—	—	(1,617)	—
Tax rate differential for U.S and Hong Kong entities	(116)	(726)	13,375	(599)
Entities of other foreign jurisdictions not subject to income tax	27	171	112	68
Change in valuation allowance	629	3,921	(1,544)	5,982
Non-taxable items:
Interest income	(10)	(61)	(63)	(12)
Foreign exchange gain	(73)	(455)	(56)	(112)
Adjustment of consideration payable, net of disposal / impairment of respective intangible assets for Long Rise (note 7(c))	—	—	—	(8,939)
Other non-taxable income	(80)	(502)	—	—
Non-deductible items:
Impairment loss of goodwill	—	—	43,146	3,535
Provision for inventory write-down	—	—	—	2,112
Allowance for doubtful accounts	—	—	384	—
Share-based compensation	2,646	16,486	16,679	7,144
Professional fees	—	—	2,462	—
Foreign exchange loss	133	827	—	—
Other non-deductible items	80	499	595	63
Deemed income for income tax purposes	185	1,155	6,915	15
Income tax expense	937	5,839	11,553	11,849

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred tax assets and liabilities are as follows:

	2012	2012	2011
	USD	RMB	RMB
Deferred tax assets:
Tax loss carryforwards	2,126	13,244	9,880
Valuation allowance	(2,126)	(13,244)	(9,880)

Net deferred tax asset	—	—	—

Deferred tax liabilities:
Intangible assets	(3,412)	(21,254)	(25,427)

Net deferred tax liability	(3,412)	(21,254)	(25,427)

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

Accrued expenses and other liabilities consist of the following:

	2012	2012	2011
	USD	RMB	RMB
Legal and professional fees	859	5,351	2,438
Accrued staff related costs	1,214	7,568	12,109
Financial guarantees (note 18(iii))	2,000	12,460	—
Other accruals	1,662	10,355	8,046
	5,735	35,734	22,593

SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of stock options activity is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		USD	Years	USD
Balance as of January 1, 2010	1,192,269	4.09
Exercised	(7,500)	5.53

Balance as of December 31, 2010	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2011	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2012	1,184,769	4.08	2.01	—

Incentive Plan 2006 [Member] | Non Vested Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of non-vested equity share units issued under the 2006 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2010	1,309,164	5.70
Granted on January 29, 2010 (note i)	932,763	6.36
Vested	(1,455,462)	(5.56)

Balance as of December 31, 2010	786,465	6.74
Vested	(397,812)	7.10

Balance as of December 31, 2011	388,653	6.36
Vested	(310,920)	6.36

Balance as of December 31, 2012	77,733	6.36

Note i	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

Incentive Plan 2006 [Member] | Performance Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of performance shares activity is as follows:

	Shares	Weighted average Grant- date fair value
		USD
Balance as of January 1, 2010	420,000	14.06
Vested	(5,000)	16.03
Expired	(415,000)	14.03
Balance as of December 31, 2011 and 2012	—	—

Incentive Plan 2009 [Member] | Non Vested Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of non-vested equity share units issued under the 2009 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2011	1,615,952	6.26
Granted on January 1, 2011 (note i)	210,000	8.85
Granted on March 21, 2011 (note i)	1,000,000	7.80
Granted on April 1, 2011 (note i)	150,000	8.85
Granted on June 24, 2011 (note ii)	50,000	5.27
Vested	(1,073,091)	6.85
Balance as of December 31, 2011	1,952,861	7.18
Granted on September 13, 2012 (note iii)	1,950,000	1.78
Vested	(1,443,925)	5.84
Balance as of December 31, 2012	2,458,936	3.69

Note i	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

Note ii	The stock awards were fully vested on the date of grant.

Note iii	The stock awards vested in equal quarterly installments over a period of one and a half years from the date of grant

Incentive Plan 2009 [Member] | Performance Shares [Member]
Schedule of Nonvested Share Activity [Table Text Block]

A summary of shares activity is as follows:

	Shares	Weighted average Grant- date fair value
		USD
Balance as of January 1, 2011	—	—
Granted on January 1, 2011 (note i)	360,000	8.85
Granted on January 1, 2011 (note ii)	300,000	3.50
Vested	(20,000)	8.85
Balance as of December 31, 2011	640,000	6.34
Vested	—	—
Forfeited (note iii)	(100,000)	7.18
Balance as of December 31, 2012	540,000	6.34

Note i	The performance awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting certain earnings or other performance measures in 2011, 2012 and 2013.

Note ii	During the year ended December 31, 2011, the Company has granted share awards that contain service and market conditions. For share awards with market conditions, the market conditions are considered in the grant date fair value using a binomial model and will be recognized over the requisite service period regardless of whether the market condition is satisfied, provided that the requisite service period has been completed. The share awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting the specified market condition in 2011, 2012 and 2013.

Note iii	During the year ended December 31, 2012, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.

EARNINGS / (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted earnings / (loss) per share for the year ended December 31:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Numerator for basic and diluted earnings per share:
Net income / (loss) attributable to Cogo Group, Inc.	3,874	24,130	(156,605)	112,375

Denominator:
Basic weighted average shares		36,355,124	37,094,995	37,275,427
Effect of dilutive non-vested equity share units, performance shares, options and warrants		132,917	—	913,387

Diluted weighted average shares		36,488,041	37,094,995	38,188,814

Basic earnings / (loss) per share	0.11	0.66	(4.22)	3.01

Diluted earnings / (loss) per share	0.11	0.66	(4.22)	2.94

OPERATING SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]

The following is the segment information for the year ended December 31, 2011:

	Product Sales	Service Revenue	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenue
Segment revenue from external customers	3,554,401	—	—	3,554,401
Inter-segment revenue	—	11,861	—	11,861

	3,554,401	11,861	—	3,566,262

Income / (Loss) from operations	(10,731)	(38,939)	(82,772)	(132,442)
Interest expense	(20,152)	—	—	(20,152)
Interest income	14,802	126	—	14,928

Earnings / (loss) before income taxes and extraordinary item	(16,081)	(38,813)	(82,772)	(137,666)

Income tax expense	10,492	1,061	—	11,553
Significant non-cash items:
– Depreciation and amortization	34,248	562	—	34,810
– Provision for inventory write-down	63	—	—	63
– Provision for doubtful accounts	2,325	—	—	2,325
– Share-based compensation cost	—	—	66,723	66,723
– Impairment loss of goodwill (note 8)	189,296	47,649	—	236,945

Segment assets	2,544,840	12,739	2,409	2,559,988

Total expenditures for additions to long-lived assets
– Property and equipment	9,932	103	—	10,035
– Intangible assets (note 7)	98,527	—	—	98,527
– Goodwill (note 7)	61,509	—	—	61,509

The following is the segment information for the year ended December 31, 2010:

	Product Sales	Service Revenue	Unallocated	Total
	RMB	RMB	RMB	RMB
Net revenue
Segment revenue from external customers	2,554,991	34,527	—	2,589,518
Inter-segment revenue	—	18,780	—	18,780

	2,554,991	53,307	—	2,608,298

Income from operations	196,986	6,437	(83,805)	119,618
Interest expense	(9,407)	—	—	(9,407)
Interest income	14,597	66	30	14,693

Earnings before income taxes and extraordinary item	202,176	6,503	(83,775)	124,904

Income tax expense	9,770	2,079	—	11,849
Significant non-cash items:
– Depreciation and amortization	27,275	672	—	27,947
– Provision for inventory write-down	9,600	—	—	9,600
– Provision for doubtful accounts	2	—	—	2
– Share-based compensation cost	31,680	—	69,250	100,930
– Impairment loss of goodwill and intangible assets (notes 7 and 8)	21,422	—	—	21,422
– Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7)	(43,676)	—	—	(43,676)

Segment assets	2,298,459	21,995	1,563	2,322,017

Total expenditures for additions to long-lived assets
– Property and equipment	6,356	539	—	6,895

Revenue From External Customers By Products and Services [Table Text Block]

Revenues from external customers by product category are summarized as follows:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Net revenue
Product Sales
Digital media	297,202	1,851,600	1,503,082	1,474,238
Telecommunications equipment	346,935	2,161,438	1,318,176	630,149
Industrial Business	140,866	877,611	733,143	450,604

	785,003	4,890,649	3,554,401	2,554,991
Service Revenue	—	—	—	34,527

Total net revenue	785,003	4,890,649	3,554,401	2,589,518

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under non-cancellable operating leases as of December 31, 2012 were as follows:
	USD	RMB
Year ending December 31,
2013	832	5,184
2014	109	677

Total	941	5,861

CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]

substantial percentage of the Group’s sales are made to the following customer. Details of the customer accounting for 10% or more of total net revenue are as follows:

	2012	2011	2010
Customer A	16%	29%	26%

The total amount of revenues from the customer accounting for 10% or more of total net revenue is as follow:

	2012	2012	2011	2010
	USD	RMB	RMB	RMB
Customer A	126,151	785,933	1,039,896	672,641

Details of the accounts receivable from the customer with the largest receivable balances as of December 31, 2012 and 2011 are as follows:

	% of accounts receivable
	2012	2011
Customer A	15%	13%

Schedule Of Concentration Of Risk Disclosure [Table Text Block]	A substantial percentage of the Group’s purchases are made from the following supplier. Details of the major supplier are as follows:
	2012	2011	2010
Supplier A	45.7%	41.1%	37.7%

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

For the years presented, the principal related party transactions and amounts due from related party are summarized as follows:

		Year ended December 31,
	Note	2012	2012	2011	2010
		USD	RMB	RMB	RMB
Sales of products	(i)	590	3,675	—	—
Purchase of products	(ii)	1,131	7,047	—	—
Guarantee fee	(iii)	125	779
Service fee	(iv)	157	976	—	—

Scheduleofamounts Due To Related Party [Table Text Block]
		December 31,
		2012	2012	2011
		USD	RMB	RMB
Current assets
Amount due from Envision	(v)	5,737	35,743	—

ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Comtech Broadband SZ [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products.		Sales of electronics components and related products.
Comtech Broadband [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	70.00%		70.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products.		Sales of electronics components and related products.
Comtech Communication [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note a)	[1]	Sales of electronics components and related products (note a)	[1]
Comtech Hong Kong [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note a)	[1]	Sales of electronics components and related products (note a)	[1]
Comtech Software [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products and research and development of software products (note a)	[1]	Sales of electronics components and related products and research and development of software products (note a)	[1]
Epcot [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	0.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of media communication and collaboration platforms and solutions (note a)	[1]	Provision of media communication and collaboration platforms and solutions (note a)	[1]
Shenzhen Comtech [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note b)	[2]	Sales of electronics components and related products (note b)	[2]
Shanghai Comtech [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note a)	[1]	Sales of electronics components and related products (note a)	[1]
Shanghai E T [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales of electronics components and related products (note c)	[3]	Sales of electronics components and related products (note c)	[3]
Huameng Prc [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services		Provision of technology and engineering services, outsourcing, network system integration and related training and maintenance services
Viewtran Prc [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of media communication and collaboration platforms and solutions		Provision of media communication and collaboration platforms and solutions
Comtech Digital [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	60.00%		60.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales and development of digital and industrial applications, microcontrollers and complementary products		Sales and development of digital and industrial applications, microcontrollers and complementary products
Comtech Industrial [Member]
Subsidiary Place Of Incorporation Or Establishment	Hong Kong		Hong Kong
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Sales and development of industrial applications, microcontrollers and complementary products		Sales and development of industrial applications, microcontrollers and complementary products
Mega Sky Sz [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of industrial and microcontroller based system solutions and research and development of software products		Provision of industrial and microcontroller based system solutions and research and development of software products
Mega Smart Sz [Member]
Subsidiary Place Of Incorporation Or Establishment	PRC		PRC
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	100.00%		100.00%
Subsidiary or Equity Method Investee, Nature of Operations	Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets		Provision of industrial and microcontroller based system solutions on customer, industrial, automotive, smart meter and smart grid markets

[1]	On October 23, 2012, the Company entered into a Sale and Purchase Agreement (the "Envision Agreement") with Envision Global Group ("Envision"), an entity owned by Jeffrey Kang, the Company's Chairman and Chief Executive Officer, pursuant to which the Company sold certain subsidiaries (the "Disposal Group"), including Comtech Communication, Comtech Hong Kong, Comtech Software and Epcot, to Envision for a total consideration of USD78,000. The transactions contemplated by the Envision Agreement closed on November 15, 2012 ("Date of Sale") and the entire purchase price was fully received in 2012. See note 7(a). In connection with the disposal, as Shanghai Comtech does not form part of the Disposal Group but its 100% equity interest is held by one of entities in the Disposal Group, the Company, through its wholly-owned subsidiary, entered into legal arrangements with the Disposal Group pursuant to which the Disposal Group agrees to hold the equity interest in Shanghai Comtech on behalf of the Company's wholly-owned subsidiary, and waive its full rights and risks of ownership of the equity interests in favour of the Company's wholly-owned subsidiary. Accordingly, the Company retains its control over Shanghai Comtech through such legal arrangements.
[2]	For the year ended December 31, 2012, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Envision.
[3]	Prior to January 1, 2012, the legal shareholders of Shanghai E&T were Shenzhen Comtech and Honghui Li with equity interests of 95% and 5% respectively. Honghui Li entered into and was bound by legal arrangements, similar to those as described in note (b), with the Company's wholly-owned subsidiary relating to his holding of 5% equity interest in Shanghai E&T and agreed to hold on behalf of the Company's wholly-owned subsidiary waiving his full rights and risks of ownership of the equity interests in favor of the Company's wholly-owned subsidiary. On January 1, 2012, the Company instructed Shenzhen Comtech and Honghui Li to transfer 76% and 5% of their respective equity interest in Shanghai E&T to Shanghai Comtech. After the transfer, the legal shareholders of Shanghai E&T are Shenzhen Comtech (19%) and Shanghai Comtech (81%), subsidiaries which the Company exercises its controls through legal arrangements (see notes (a) and (b)).

ORGANIZATION AND NATURE OF OPERATIONS AND REDOMESTICATION MERGER (Details Textual) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Nov. 15, 2012 Jeffrey Kang [Member]	Dec. 31, 2012 Shanghai E T To Shanghai Comtech [Member] Honghui Li [Member]	Dec. 31, 2011 Shenzhen Comtech [Member] Honghui Li [Member]	Dec. 31, 2011 Shenzhen Comtech [Member] Huimo Chen [Member]	Dec. 31, 2012 Shenzhen Comtech [Member] Shanghai E T To Shanghai Comtech [Member]	Dec. 31, 2011 Shanghai E T [Member] Honghui Li [Member]	Dec. 31, 2012 Shanghai E T [Member] Shanghai Comtech Electronic Technology [Member]	Dec. 31, 2012 Shanghai E T [Member] Shenzhen Comtech [Member]	Dec. 31, 2011 Shanghai E T [Member] Shenzhen Comtech [Member]
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	$ 78,000
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage			99.00%	1.00%		5.00%			95.00%
Percentage Of Variable Interest Entity Ownership Interest Transferred		5.00%			76.00%		81.00%	19.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Property [Member]
Property, Plant and Equipment, Useful Life	20 years
Furniture and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Furniture and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	1 year
Machinery [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life	5 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Customer Relationships [Member] | Maximum [Member]
Amortization, Estimated Useful Lives	12 years	12 years
Customer Relationships [Member] | Minimum [Member]
Amortization, Estimated Useful Lives	5 years	5 years
Supplier Relationships [Member]
Amortization, Estimated Useful Lives	11 years 6 months	11 years 6 months
Proprietary Technology [Member] | Maximum [Member]
Amortization, Estimated Useful Lives	6 years 6 months	6 years 6 months
Proprietary Technology [Member] | Minimum [Member]
Amortization, Estimated Useful Lives	3 years	3 years
Proprietary Designs [Member]
Amortization, Estimated Useful Lives	3 years	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Amortization, Estimated Useful Lives	5 years
Computer Software, Intangible Asset [Member] | Minimum [Member]
Amortization, Estimated Useful Lives	3 years
Noncompete Agreements [Member] | Maximum [Member]
Amortization, Estimated Useful Lives	6 years	6 years
Noncompete Agreements [Member] | Minimum [Member]
Amortization, Estimated Useful Lives	1 year	1 year
License Agreement Terms [Member]
Amortization, Estimated Useful Lives	2 years
Order Or Production Backlog [Member]
Amortization, Estimated Useful Lives	1 month	1 month 6 days

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Foreign Currency Transaction Gain (Loss), Unrealized	$ 475	2,960	3,352	2,954
Impairment loss of goodwill	0	0	236,945	21,422
Research and development expenses	16,457	102,531	101,639	77,888
Advertising Expense	44	276	334	157
Shipping, Handling and Transportation Costs	1,556	9,696	12,432	9,798
Allocated Share-based Compensation Expense	$ 10,585	65,944	66,723	100,930
Description of Foreign Currency Exposure	USD 1.0000 = RMB 6.2301	USD 1.0000 = RMB 6.2301
Value Added Tax Rate	17.00%	17.00%

ACCOUNTS RECEIVABLE, NET (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Accounts receivable	$ 117,469	731,839		1,017,415
Less: allowance for doubtful accounts	(4,314)	(26,871)	(12,138)	(75,617)	(73,292)	(73,306)
Current assets:	$ 113,155	704,968		941,798

ACCOUNTS RECEIVABLE, NET (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Balance at the beginning of year	$ 12,138	75,617	73,292	73,306
Additional allowance for doubtful accounts	0	0	3,000	2
Write-off of accounts receivable against the allowance for doubtful accounts	0	0	0	(16)
Write back on allowance for doubtful accounts	0	0	(675)	0
Disposal of subsidiaries	(7,824)	(48,746)	0	0
Balance at the end of year	$ 4,314	26,871	75,617	73,292

ACCOUNTS RECEIVABLE, NET (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Minimum [Member]
Proceeds from Sale of Other Receivables	$ 108,730	677,397	660,230	455,437
Interest Expense Respect Of Accounts Receivable	1,015	6,323	4,720	1,852
Accounts Receivable from Securitization	$ 44,663	278,252	259,309	188,042
Discount Rate On Accounts Receivables					3.40%	2.70%

BILLS RECEIVABLE (Details Textual) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Proceeds from Sale of Notes Receivable	51,737	22,911
Discount On Bills Receivable	1,187	210
Discounted Bills Derecognized Value	12,162	2,158

INVENTORIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Raw materials	$ 0	0	733
Finished goods	82,883	516,372	326,749
Total	$ 82,883	516,372	327,482

INVENTORIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Inventory Write-down	$ 252	1,570	63	9,600

PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Property [Member] USD ($)	Dec. 31, 2012 Property [Member] CNY	Dec. 31, 2011 Property [Member] CNY	Dec. 31, 2012 Machinery and Equipment [Member] USD ($)	Dec. 31, 2012 Machinery and Equipment [Member] CNY	Dec. 31, 2011 Machinery and Equipment [Member] CNY	Dec. 31, 2012 Furniture and Office Equipment [Member] USD ($)	Dec. 31, 2012 Furniture and Office Equipment [Member] CNY	Dec. 31, 2011 Furniture and Office Equipment [Member] CNY	Dec. 31, 2012 Vehicles [Member] USD ($)	Dec. 31, 2012 Vehicles [Member] CNY	Dec. 31, 2011 Vehicles [Member] CNY
Property and equipment, at cost	$ 5,262	32,783	51,974	$ 4	23	1,671	$ 227	1,416	3,780	$ 4,309	26,845	33,874	$ 722	4,499	12,649
Less: accumulated depreciation	(2,451)	(15,268)	(34,083)
Property and equipment, net	$ 2,811	17,515	17,891

PROPERTY AND EQUIPMENT, NET (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] USD ($)	Dec. 31, 2012 Selling, General and Administrative Expenses [Member] CNY	Dec. 31, 2011 Selling, General and Administrative Expenses [Member] CNY	Dec. 31, 2010 Selling, General and Administrative Expenses [Member] CNY	Dec. 31, 2012 Research and Development Expense [Member] USD ($)	Dec. 31, 2012 Research and Development Expense [Member] CNY	Dec. 31, 2011 Research and Development Expense [Member] CNY	Dec. 31, 2010 Research and Development Expense [Member] CNY	Dec. 31, 2012 Cost Of Sales [Member] USD ($)	Dec. 31, 2012 Cost Of Sales [Member] CNY	Dec. 31, 2011 Cost Of Sales [Member] CNY	Dec. 31, 2010 Cost Of Sales [Member] CNY
Depreciation expense	$ 929	5,789	6,179	6,144	$ 691	4,303	4,697	4,418	$ 227	1,414	1,441	1,690	$ 11	72	41	36

ACQUISITIONS AND DISPOSALS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Cash		443,765
Accounts receivable, net		159,848
Bills receivable		38,483
Amount due from the Group		61,472
Inventories		157,033
Prepaid expenses and other receivables		36,198
Property and equipment, net		7,751
Land use rights, net		19,015
Other assets		321
Accounts payable		(71,426)
Bank borrowings		(369,112)
Income taxes payable		(1,189)
Accrued expenses and other liabilities		(3,790)
Total		478,369
Cash consideration	(78,000)	(486,502)
Exchange reserve realized upon disposal		5,638
Transaction cost		1,937
Gain on disposal of subsidiaries		558

ACQUISITIONS AND DISPOSALS (Details 1) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Cash held by Disposal Group disposed of	(443,765)
Cash consideration received	486,502
Net cash inflow from disposal of subsidiaries	42,737

ACQUISITIONS AND DISPOSALS (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible assets
- order backlog	4,305
- customer relationships	50,833
- non-compete agreements	42,911
- proprietary technology	1,188
Goodwill	61,509	61,509
Deferred tax liabilities	(16,374)
Net asset acquired	144,372

ACQUISITIONS AND DISPOSALS (Details 3) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net revenue	3,554,401	2,632,103
Income / (loss) from operations	(133,836)	117,266
Net income / (loss) attributable to Cogo Group, Inc.	(157,759)	110,528
Earnings / (loss) per share attributable to Cogo Group, Inc.
Basic (in dollar per share)	(4.25)	2.97
Diluted (in dollar per share)	(4.25)	2.89

ACQUISITIONS AND DISPOSALS (Details 4) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash	8,753
Accounts receivable	16,807
Inventories	8,010
Property and equipment	17
Goodwill	61,509	61,509
Bank borrowings	(9,314)
Income taxes payable	(1,584)
Accrued expenses and other liabilities	(8,506)
Deferred tax liabilities	(4,976)
Noncontrolling interests	(4,255)
Purchase price allocated	144,372
Customer Relationships [Member]
- customer relationships	10,671
Noncompete Agreements [Member]
- customer relationships	13,527
Research and Development Expense [Member]
- customer relationships	4,390
Patented Technology [Member]
- customer relationships	5,959

ACQUISITIONS AND DISPOSALS (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Adjustment to the purchase consideration				54,178
Disposal of the non-compete agreements				(2,630)
Impairment losses of customer relationships and proprietary technology				(7,872)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment	$ 0	0	0	43,676

ACQUISITIONS AND DISPOSALS (Details Textual) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended											1 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Nov. 14, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2011 CNY	Jul. 31, 2008 CNY	Nov. 30, 2012 Settlement To Envision [Member] USD ($)	Nov. 30, 2012 Settlement To Envision [Member] CNY	Dec. 31, 2012 Service Fee [Member] USD ($)	Dec. 31, 2012 Service Fee [Member] CNY	Dec. 31, 2011 Service Fee [Member] CNY		Dec. 31, 2010 Service Fee [Member] CNY		Dec. 31, 2012 Guarantee Fee [Member] USD ($)	Dec. 31, 2012 Guarantee Fee [Member] CNY	Dec. 31, 2011 Guarantee Fee [Member] CNY		Dec. 31, 2010 Guarantee Fee [Member] CNY
Business Acquisition, Percentage of Voting Interests Acquired						30.00%					100.00%	100.00%	70.00%
Business Acquisition, Contingent Consideration, at Fair Value											$ 22,000	145,237
Business Acquisition, Cost of Acquired Entity, Cash Paid					144,372					21,869
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					82,863								39,499
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					8 years 10 months 24 days			3 years 10 months 24 days
Payments for acquisitions of subsidiaries, net of cash acquired			0	0	140,419	65,281	476	3,485
Cash consideration			78,000	486,502
Payments To Disposal Group	13,804	86,000												9,867	61,472
Disposal Group, Including Discontinued Operation, Sale Revenue Percentage			28.00%	28.00%	33.00%	35.00%
Guarantor Obligations, Maximum Exposure, Undiscounted									60,000
Quarterly Guarantee Fee Payable									250
Service fee																$ 157	976	0	[1]	0	[1]	$ 125	779	0	[2]	0	[2]

[1]	For the year ended December 31, 2012, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.
[2]	For the year ended December 31, 2012, the Group charged a guarantee fee of USD250 per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.

GOODWILL AND INTANGIBLE ASSETS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Goodwill, Begeining Balance		201,122	201,122	201,122
Accumulated impairment losses		(262,631)	(25,686)	(4,264)
Goodwill During the year	0	0	175,436	196,858
Impairment loss	0	0	(236,945)	(21,422)
Acquisition of MDC (note 7(b))		61,509	61,509
Goodwill, Ending Balance		0	201,122	201,122

GOODWILL AND INTANGIBLE ASSETS (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Customer Relationships [Member] CNY	Dec. 31, 2011 Customer Relationships [Member] CNY	Dec. 31, 2012 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2011 Customer Relationships [Member] Maximum [Member]	Dec. 31, 2012 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2011 Customer Relationships [Member] Minimum [Member]	Dec. 31, 2012 Supplier Relationships [Member] CNY	Dec. 31, 2011 Supplier Relationships [Member] CNY	Dec. 31, 2012 Proprietary Technology [Member] CNY	Dec. 31, 2011 Proprietary Technology [Member] CNY	Dec. 31, 2012 Proprietary Technology [Member] Maximum [Member]	Dec. 31, 2011 Proprietary Technology [Member] Maximum [Member]	Dec. 31, 2012 Proprietary Technology [Member] Minimum [Member]	Dec. 31, 2011 Proprietary Technology [Member] Minimum [Member]	Dec. 31, 2012 Proprietary Designs [Member] CNY	Dec. 31, 2011 Proprietary Designs [Member] CNY	Dec. 31, 2012 Website and Software Assets [Member] CNY	Dec. 31, 2011 Website and Software Assets [Member] CNY	Dec. 31, 2012 Website and Software Assets [Member] Maximum [Member]	Dec. 31, 2011 Website and Software Assets [Member] Maximum [Member]	Dec. 31, 2012 Website and Software Assets [Member] Minimum [Member]	Dec. 31, 2011 Website and Software Assets [Member] Minimum [Member]	Dec. 31, 2012 Noncompete Agreements [Member] CNY	Dec. 31, 2011 Noncompete Agreements [Member] CNY	Dec. 31, 2012 Noncompete Agreements [Member] Maximum [Member]	Dec. 31, 2011 Noncompete Agreements [Member] Maximum [Member]	Dec. 31, 2012 Noncompete Agreements [Member] Minimum [Member]	Dec. 31, 2011 Noncompete Agreements [Member] Minimum [Member]	Dec. 31, 2012 Licensing Agreements [Member] CNY	Dec. 31, 2011 Licensing Agreements [Member] CNY	Dec. 31, 2012 Order Or Production Backlog [Member] CNY	Dec. 31, 2011 Order Or Production Backlog [Member] CNY
Gross carrying amount	$ 49,016	305,373	305,373	189,259	189,259					8,876	8,876	17,542	17,542					1,627	1,627	575	575					81,940	81,940					1,249	1,249	4,305	4,305
Amortization period						12 years	12 years	5 years	5 years	11 years 6 months	11 years 6 months			6 years 6 months	6 years 6 months	3 years	3 years	3 years	3 years			5 years	5 years	3 years	3 years			6 years	6 years	1 year	1 year	2 years	2 years	1 month	1 month 6 days
Accumulated amortization	28,341	176,563	151,268	103,653	89,286					2,766	1,994	14,051	12,868					1,627	1,627	575	575					48,337	39,364					1,249	1,249	4,305	4,305
Net carrying amount	$ 20,675	128,810	154,105	85,606	99,973					6,110	6,882	3,491	4,674					0	0	0	0					33,603	42,576					0	0	0	0

GOODWILL AND INTANGIBLE ASSETS (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Amortization of intangible assets	$ 4,060	25,295	28,631	21,803
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		25,295
Finite-Lived Intangible Assets, Amortization Expense, Year Two		25,295
Finite-Lived Intangible Assets, Amortization Expense, Year Three		24,154
Finite-Lived Intangible Assets, Amortization Expense, Year Four		20,263
Finite-Lived Intangible Assets, Amortization Expense, Year Five		10,017
Impairment loss of goodwill	$ 0	0	236,945	21,422

PLEDGED BANK DEPOSITS, BANK BORROWINGS AND BANKING FACILITIES (Details Textual) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Dec. 31, 2012 Banking Facilities [Member] USD ($)	Dec. 31, 2012 Banking Facilities [Member] CNY	Dec. 31, 2011 Banking Facilities [Member] CNY	Dec. 31, 2012 Banking Facilities [Member] Disposal Group [Member] USD ($)	Dec. 31, 2012 Banking Facilities [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] USD ($)	Dec. 31, 2012 Joint Banking Facilities [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] Disposal Group [Member] USD ($)	Dec. 31, 2012 Joint Banking Facilities [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Joint Banking Facilities [Member] Parent Company [Member] USD ($)	Dec. 31, 2012 Joint Banking Facilities [Member] Parent Company [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] USD ($)	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Disposal Group [Member] USD ($)	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Disposal Group [Member] CNY	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Parent Company [Member] USD ($)	Dec. 31, 2012 Guaranteed Facilities For Disposal Group [Member] Parent Company [Member] CNY	Dec. 31, 2012 Joint Banking Facilities Secured By Pledged Deposit Of Disposal Group [Member] Parent Company [Member] USD ($)	Dec. 31, 2012 Joint Banking Facilities Secured By Pledged Deposit Of Disposal Group [Member] Parent Company [Member] CNY
Line of Credit Facility, Maximum Borrowing Capacity				$ 150,000	934,515	1,431,862			$ 95,500	594,975					$ 50,000	311,505
Secured Pledged Deposits For Line Of Credit Facility				89,395	556,941	431,695	33,146	206,502			20,000	124,602	46,025	286,740			13,146	81,900	33,370	207,900
Line of Credit Facility, Amount Outstanding				98,561	614,045	854,234	71,244	443,857			32,244	200,883	50,201	312,757			39,000	242,974			7,000	43,611
Line of Credit Facility, Interest Rate at Period End				2.10%	2.10%	2.20%
Line of Credit Facility, Remaining Borrowing Capacity						318,319			13,055	81,334			56,977	354,972	11,000	68,531
Net Borrowing Ratio	0.25 times	0.25 times
Excess Tangible Capital	$ 160,000	996,816
Equity Method Investment, Ownership Percentage	50.00%	50.00%	5.00%

INCOME TAXES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Domestic Tax Authority [Member] USD ($)	Dec. 31, 2012 Domestic Tax Authority [Member] CNY	Dec. 31, 2011 Domestic Tax Authority [Member] CNY	Dec. 31, 2010 Domestic Tax Authority [Member] CNY	Dec. 31, 2012 Prc Excluding Hong Kong [Member] USD ($)	Dec. 31, 2012 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2011 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2010 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2012 Hong Kong [Member] USD ($)	Dec. 31, 2012 Hong Kong [Member] CNY	Dec. 31, 2011 Hong Kong [Member] CNY	Dec. 31, 2010 Hong Kong [Member] CNY	Dec. 31, 2012 Other Foreign Jurisdictions [Member] USD ($)	Dec. 31, 2012 Other Foreign Jurisdictions [Member] CNY	Dec. 31, 2011 Other Foreign Jurisdictions [Member] CNY	Dec. 31, 2010 Other Foreign Jurisdictions [Member] CNY
Earnings before income taxes	$ 8,756	54,546	(137,666)	124,904	$ (1,726)	(10,757)	(14,708)	(13,254)	$ 11,048	68,832	50,418	145,418	$ (457)	(2,846)	(172,931)	(6,990)	$ (109)	(683)	(445)	(270)

INCOME TAXES (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Prc Excluding Hong Kong [Member] USD ($)	Dec. 31, 2012 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2011 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2010 Prc Excluding Hong Kong [Member] CNY	Dec. 31, 2012 Hong Kong [Member] USD ($)	Dec. 31, 2012 Hong Kong [Member] CNY	Dec. 31, 2011 Hong Kong [Member] CNY	Dec. 31, 2010 Hong Kong [Member] CNY
Current tax
Current Income Tax Expense (Benefit)					$ 920	5,732	8,228	13,361	$ 687	4,280	8,048	3,819
Deferred tax
Deferred income taxes	(670)	(4,173)	(4,723)	(5,331)					(670)	(4,173)	(4,723)	(5,331)
Income tax expense	$ 937	5,839	11,553	11,849

INCOME TAXES (Details 2) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Earnings / (loss) before income taxes		$ 8,756	54,546	(137,666)	124,904
PRC statutory tax rate	34.00%	25.00%	25.00%	25.00%	25.00%
Computed "expected" income tax expense / (benefit)		2,189	13,637	(34,417)	31,226
Effect of PRC preferential income tax rate		0	0	(471)	(2,123)
Effect of PRC tax holiday			(29,113)	(33,947)	(26,511)
PRC R&D bonus deduction		0	0	(1,617)	0
Tax rate differential for U.S and Hong Kong entities		(116)	(726)	13,375	(599)
Entities of other foreign jurisdictions not subject to income tax		27	171	112	68
Change in valuation allowance		629	3,921	(1,544)	5,982
Non-taxable items:
Interest income		(10)	(61)	(63)	(12)
Foreign exchange gain		(73)	(455)	(56)	(112)
Adjustment of consideration payable, net of disposal / impairment of respective intangible assets for Long Rise (note 7(c))		0	0	0	(8,939)
Other non-taxable income		(80)	(502)	0	0
Non-deductible items:
Impairment loss of goodwill		0	0	43,146	3,535
Provision for inventory write-down		0	0	0	2,112
Allowance for doubtful accounts		0	0	384	0
Share-based compensation		2,646	16,486	16,679	7,144
Professional fees		0	0	2,462	0
Foreign exchange loss		133	827	0	0
Other non-deductible items		80	499	595	63
Deemed income for income tax purposes		185	1,155	6,915	15
Income tax expense		$ 937	5,839	11,553	11,849

INCOME TAXES (Details 3) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
Tax loss carryforwards	$ 2,126	13,244	9,880
Valuation allowance	(2,126)	(13,244)	(9,880)
Net deferred tax asset	0	0	0
Deferred tax liabilities:
Intangible assets		(21,254)	(25,427)
Net deferred tax liability		(21,254)	(25,427)

INCOME TAXES (Details Textual) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended														1 Months Ended	12 Months Ended
	Aug. 31, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2008	Dec. 31, 2012 Shenzhen Comtech [Member] Maximum [Member]	Dec. 31, 2012 Shenzhen Comtech [Member] Minimum [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2011 Hong Kong [Member] USD ($)	Dec. 31, 2011 Hong Kong [Member] CNY	Dec. 31, 2010 Hong Kong [Member]	Dec. 31, 2012 Foreign Tax Authority [Member] USD ($)	Dec. 31, 2012 Foreign Tax Authority [Member] CNY	Dec. 31, 2011 Foreign Tax Authority [Member] CNY	Mar. 31, 2007 Prc [Member]	Dec. 31, 2012 Prc [Member] USD ($)	Dec. 31, 2012 Prc [Member] CNY	Dec. 31, 2011 Prc [Member] CNY	Dec. 31, 2010 Prc [Member] CNY	Dec. 31, 2008 Prc [Member]	Dec. 31, 2012 Prc [Member] Expire In 2013 [Member] CNY	Dec. 31, 2012 Prc [Member] Expire In 2014 [Member] CNY	Dec. 31, 2012 Prc [Member] Expire In 2015 [Member] CNY	Dec. 31, 2012 Prc [Member] Expire In 2016 [Member] CNY	Dec. 31, 2012 Prc [Member] Expire In 2017 [Member] CNY
PRC statutory tax rate	34.00%	25.00%	25.00%	25.00%	25.00%											25.00%					25.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential									16.50%	16.50%	16.50%	16.50%
Effective Income Tax Rate Tansitional Income Tax Rate							12.50%	0.00%									25.00%	25.00%	24.00%	22.00%	18.00%
Effect of PRC tax holiday			(29,113)	(33,947)	(26,511)
Basic earnings per share: (in dollars per share)		$ 0.11	0.66	(4.22)	3.01												$ 0.13	0.8	0.92	0.71
Diluted earnings per share: (in dollars per share)		$ 0.11	0.66	(4.22)	2.94												$ 0.13	0.8	0.92	0.71
Change in valuation allowance		629	3,921	(1,544)	5,982
Valuation Allowance For Of Derecognized Unutilised Tax Loss Carry Forward		89	557
Operating Loss Carryforwards		1,746								1,299	8,096						5,289	32,953				3,728	2,555	1,140	15,357	10,173
Percentage Of Levied Withholding Tax						10.00%
Net deferred tax liability			21,254	25,427									56,902	354,507	390,129
Undistributed Earnings of Foreign Subsidiaries		167,360	1,042,669	1,147,438
Unrecognized Tax Benefits Period Under Payment		16	100
Operating Loss Carryforwards, Expiration Dates		2032	2032
Valuation Allowances and Reserves, Period Increase (Decrease)																	$ 540	3,364	1,544	5,646

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Legal and professional fees	$ 859	5,351	2,438
Accrued staff related costs	1,214	7,568	12,109
Financial guarantees (note 18(iii))	2,000	12,460	0
Other accruals	1,662	10,355	8,046
Accrued expenses and other liabilities	$ 5,735	35,734	22,593

SHARE-BASED COMPENSATION (Details) (2004 Incentive Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2004 Incentive Plan [Member]
Number of options outstanding, Begining Balance	1,184,769	1,184,769	1,192,269
Number of options outstanding Exercised	0	0	(7,500)
Number of options outstanding, Ending Balance	1,184,769	1,184,769	1,184,769
Weighted average exercise price, Begining Balance	$ 4.08	$ 4.08	$ 4.09
Weighted average exercise price Exercised	$ 0	$ 0	$ 5.53
Weighted average exercise price, Ending Balance	$ 4.08	$ 4.08	$ 4.08
Weighted average remaining contractual term, Ending Balance	2 years 0 months 4 days
Aggregate intrinsic value, Ending Balance	$ 0

SHARE-BASED COMPENSATION (Details 1) (2006 Incentive Plan [Member], Non Vested Equity Share Unit [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shares, Begining Balance	388,653	786,465	1,309,164
Shares Vested	(310,920)	(397,812)	(1,455,462)
Shares, Ending Balance	77,733	388,653	786,465
Weighted average grant-date fair value, Begining Balance	$ 6.36	$ 6.74	$ 5.7
Weighted average grant-date fair value Vested	$ 6.36	$ 7.1	$ (5.56)
Weighted average grant-date fair value, Ending Balance	$ 6.36	$ 6.36	$ 6.74
January 29, 2010 [Member]
Shares Granted			932,763	[1]
Weighted average Grant-date fair value Granted			$ 6.36	[1]

[1]	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

SHARE-BASED COMPENSATION (Details 2) (2006 Incentive Plan [Member], Performance Shares [Member], USD $)	36 Months Ended
Dec. 31, 2012
2006 Incentive Plan [Member] | Performance Shares [Member]
Shares, Begining Balance	420,000
Shares Vested	(5,000)
Shares Expired	(415,000)
Shares, Ending Balance	0
Weighted average grant-date fair value, Begining Balance	$ 14.06
Weighted average grant-date fair value Vested	$ 16.03
Weighted average grant-date fair value Expired	$ 14.03
Weighted average grant-date fair value, Ending Balance	$ 0

SHARE-BASED COMPENSATION (Details 3) (2009 Incentive Plan [Member], Non Vested Equity Share Unit [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Shares, Begining Balance	1,952,861		1,615,952
Shares Vested	(1,443,925)		(1,073,091)
Shares, Ending Balance	2,458,936		1,952,861
Weighted average grant-date fair value, Begining Balance	$ 7.18		$ 6.26
Weighted average grant-date fair value Vested	$ 5.84		$ 6.85
Weighted average grant-date fair value, Ending Balance	$ 3.69		$ 7.18
January 1, 2011 [Member]
Shares Granted			210,000	[1]
Weighted average Grant-date fair value Granted			$ 8.85	[1]
March 21, 2011 [Member]
Shares Granted			1,000,000	[1]
Weighted average Grant-date fair value Granted			$ 7.8	[1]
April 1, 2011 [Member]
Shares Granted			150,000	[1]
Weighted average Grant-date fair value Granted			$ 8.85	[1]
June 24, 2011 [Member]
Shares Granted			50,000	[2]
Weighted average Grant-date fair value Granted			$ 5.27	[2]
September 13, 2012 [Member]
Shares Granted	1,950,000	[3]
Weighted average Grant-date fair value Granted	$ 1.78	[3]

[1]	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.
[2]	The stock awards vest fully vested on the date of grant.
[3]	The stock awards vested in equal quarterly installments over a period of one and a half years from the date of grant.

SHARE-BASED COMPENSATION (Details 4) (2009 Incentive Plan [Member], Performance Shares [Member], USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Shares, Begining Balance	640,000		0
Shares Vested	0		(20,000)
Shares Forfeited	(100,000)	[1]
Shares, Ending Balance	540,000		640,000
Weighted average grant-date fair value, Begining Balance	$ 6.34		$ 0
Weighted average grant-date fair value Vested	$ 0		$ 8.85
Weighted average grant-date fair value forfeited	$ 7.18	[1]
Weighted average grant-date fair value, Ending Balance	$ 6.34		$ 6.34
January 1, 2011 Isusue 1 [Member]
Shares Granted			360,000	[2]
Weighted average Grant-date fair value Granted			$ 8.85	[2]
January 1, 2011 Isusue 2 [Member]
Shares Granted			300,000	[3]
Weighted average Grant-date fair value Granted			$ 3.5	[3]

[1]	During the year ended December 31, 2012, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.
[2]	The performance awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting certain earnings or other performance measures in 2011, 2012 and 2013.
[3]	During the year ended December 31, 2011, the Company has granted share awards that contain service and market conditions. For share awards with market conditions, the market conditions are considered in the grant date fair value using a binomial model and will be recognized over the requisite service period regardless of whether the market condition is satisfied, provided that the requisite service period has been completed. The share awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting the specified market condition in 2011, 2012 and 2013.

SHARE-BASED COMPENSATION (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Net Amount at Risk by Product and Guarantee, Weighted Average Period Remaining	13 months	21 months
Comtech Broadband [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 4,800
Fair Value Inputs, Discount for Lack of Marketability			20.00%
2009 Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	6,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	8,427	7,351
Share Based Compensation Arrangement By Share Based Payment Award Options Non Vested In Period Fair Value	9,066	14,022
2004 Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	2,500,000
2006 Incentive Plan [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	4,800,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	1,977	2,826	8,094
Share Based Compensation Arrangement By Share Based Payment Award Options Non Vested In Period Fair Value	$ 494	$ 2,472

EARNINGS / (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator for basic and diluted earnings per share:
Net income / (loss) attributable to Cogo Group, Inc.	$ 3,874	24,130	(156,605)	112,375
Denominator:
Basic weighted average shares (in shares)	36,355,124	36,355,124	37,094,995	37,275,427
Effect of dilutive non-vested equity share units, performance shares, options and warrants	132,917	132,917	0	913,387
Diluted weighted average shares (in shares)	36,488,041	36,488,041	37,094,995	38,188,814
Basic earnings / (loss) per share (in dollars per share)	$ 0.11	0.66	(4.22)	3.01
Diluted earnings / (loss) per share (in dollars per share)	$ 0.11	0.66	(4.22)	2.94

EARNINGS / (LOSS) PER SHARE (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,387,000	0	234,000

OPERATING SEGMENT INFORMATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Sales Revenue, Goods, Net [Member] CNY	Dec. 31, 2010 Sales Revenue, Goods, Net [Member] CNY	Dec. 31, 2011 Sales Revenue Services Net [Member] CNY	Dec. 31, 2010 Sales Revenue Services Net [Member] CNY	Dec. 31, 2011 Unallocated [Member] CNY	Dec. 31, 2010 Unallocated [Member] CNY
Net revenue
Segment revenue from external customers	$ 785,003	4,890,649	3,554,401	2,589,518	3,554,401	2,554,991	0	34,527	0	0
Inter-segment revenue			11,861	18,780	0	0	11,861	18,780	0	0
Revenues Including Inter Segment Revenues			3,566,262	2,608,298	3,554,401	2,554,991	11,861	53,307	0	0
Income / (Loss) from operations			(132,442)	119,618	(10,731)	196,986	(38,939)	6,437	(82,772)	(83,805)
Interest expense	(4,186)	(26,081)	(20,152)	(9,407)	(20,152)	(9,407)	0	0	0	0
Interest income			14,928	14,693	14,802	14,597	126	66	0	30
Earnings / (loss) before income taxes and extraordinary item	8,756	54,546	(137,666)	124,904	(16,081)	202,176	(38,813)	6,503	(82,772)	(83,775)
Income tax expense	937	5,839	11,553	11,849	10,492	9,770	1,061	2,079	0	0
Significant non-cash items:
- Depreciation and amortization			34,810	27,947	34,248	27,275	562	672	0	0
- Provision for inventory write-down	252	1,570	63	9,600	63	9,600	0	0	0	0
- Provision for doubtful accounts	0	0	2,325	2	2,325	2	0	0	0	0
- Share-based compensation cost	10,585	65,944	66,723	100,930	0	31,680	0	0	66,723	69,250
- Impairment loss of goodwill (Note 8)			236,945	21,422	189,296	21,422	47,649	0	0	0
- Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment (note 7)	0	0	0	(43,676)		(43,676)		0		0
Segment assets			2,559,988	2,322,017	2,544,840	2,298,459	12,739	21,995	2,409	1,563
Total expenditures for additions to long-lived assets - Property and equipment			10,035	6,895	9,932	6,356	103	539	0	0
Total expenditures for additions to long-lived assets - Intangible assets (Note 7)			98,527		98,527		0		0
Total expenditures for additions to long-lived assets - Goodwill (Note 7)			61,509		61,509		0		0

OPERATING SEGMENT INFORMATION (Details 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Digital Media [Member] USD ($)	Dec. 31, 2012 Digital Media [Member] CNY	Dec. 31, 2011 Digital Media [Member] CNY	Dec. 31, 2010 Digital Media [Member] CNY	Dec. 31, 2012 Telecommunications Equipment [Member] USD ($)	Dec. 31, 2012 Telecommunications Equipment [Member] CNY	Dec. 31, 2011 Telecommunications Equipment [Member] CNY	Dec. 31, 2010 Telecommunications Equipment [Member] CNY	Dec. 31, 2012 Industrial Business [Member] USD ($)	Dec. 31, 2012 Industrial Business [Member] CNY	Dec. 31, 2011 Industrial Business [Member] CNY	Dec. 31, 2010 Industrial Business [Member] CNY
Product sales	$ 785,003	4,890,649	3,554,401	2,554,991	$ 297,202	1,851,600	1,503,082	1,474,238	$ 346,935	2,161,438	1,318,176	630,149	$ 140,866	877,611	733,143	450,604
Service revenue	0	0	0	34,527
Total net revenue	$ 785,003	4,890,649	3,554,401	2,589,518

STATUTORY RESERVES (Details Textual) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2012 Prc [Member] USD ($)	Dec. 31, 2012 Prc [Member] CNY	Dec. 31, 2011 Prc [Member] CNY	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Prc [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Prc [Member]
Percentage Of Net Profit For Statutory Reserve	10.00%
Percentage Of Net Profit For Statutory Public Walefare Fund						10.00%		5.00%
Percentage On Statutory Reserve On Registered Capital					50.00%		25.00%
Statutory Reserves		$ 6,681	41,625	55,298

COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
2013	$ 832	5,184
2014	109	677
Total	$ 941	5,861

COMMITMENTS AND CONTINGENCIES (Details Textual) In Thousands, except Share data, unless otherwise specified	12 Months Ended							12 Months Ended	0 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Jan. 31, 2011	Jul. 31, 2008	Dec. 31, 2012 Convertible Note [Member]	Apr. 01, 2011 Goldshare [Member] CNY	Dec. 31, 2012 Goldshare [Member] USD ($)	Dec. 31, 2012 Goldshare [Member] CNY	Apr. 01, 2011 Goldshare [Member] Convertible Note [Member] CNY
Business Acquisition, Percentage of Voting Interests Acquired				30.00%		100.00%	70.00%		44.00%
Business Acquisition, Cost of Acquired Entity, Cash Paid			144,372		$ 21,869				22,000	$ 4,177	26,026
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable												20,000
Business Acquisition Number Of Shares Acquired									3,142,857
Noncontrolling Interest, Ownership Percentage by Parent									60.00%
Operating Leases, Rent Expense, Net	1,799	11,211	11,197	10,491
Accounts Receivable from Securitization	44,663	278,252	259,309	188,042
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband (in shares)								2,857,143
Related Party Transaction, Amounts of Transaction	$ 108,903	678,479	0	0

CONCENTRATION OF RISK (Details) (Supplier A [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Entity-Wide Revenue, Major Customer, Percentage	16.00%	16.00%	29.00%	26.00%
Entity-Wide Revenue, Major Customer, Amount	$ 126,151	785,933	1,039,896	672,641

CONCENTRATION OF RISK (Details 1) (Supplier A [Member], Accounts Receivable [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Supplier A [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	15.00%	13.00%

CONCENTRATION OF RISK (Details 2) (Supplier A [Member], Supplier Concentration Risk [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplier A [Member] | Supplier Concentration Risk [Member]
Concentration Risk, Percentage	45.70%	41.10%	37.70%

RELATED PARTY TRANSACTIONS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2012 Guarantee Fee [Member] USD ($)	Dec. 31, 2012 Guarantee Fee [Member] CNY	Dec. 31, 2011 Guarantee Fee [Member] CNY		Dec. 31, 2010 Guarantee Fee [Member] CNY		Dec. 31, 2012 Service Fee [Member] USD ($)	Dec. 31, 2012 Service Fee [Member] CNY	Dec. 31, 2011 Service Fee [Member] CNY		Dec. 31, 2010 Service Fee [Member] CNY
Sales of products	$ 590	[1]	3,675	[1]	0	[1]	0	[1]
Purchase of products	1,131	[2]	7,047	[2]	0	[2]	0	[2]
Service fee									$ 125	779	0	[3]	0	[3]	$ 157	976	0	[4]	0	[4]

[1]	For the year ended December 31, 2012, the Group sold components for digital media, telecommunication system equipment and industrial applications end-markets to Envision.
[2]	For the year ended December 31, 2012, the Group purchased components for digital media, telecommunication system equipment and industrial applications end-markets from Envision.
[3]	For the year ended December 31, 2012, the Group charged a guarantee fee of USD250 per quarter to act as the guarantors of the Disposal Group in respect of all existing bank facilities.
[4]	For the year ended December 31, 2012, the Group charged a service fee for the provision of supportive and administrative services to the Disposal Group.

RELATED PARTY TRANSACTIONS (Details 1) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY
Amount due to related party	$ 5,737	[1]	35,743	[1]	0	[1]

[1]	As of December 31, 2012, the amount due from Envision was unsecured, interest-free and repayable within one year.

RELATED PARTY TRANSACTIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Guaranty Fee Income	$ 250

EMPLOYEE BENEFIT PLANS (Details Textual)	12 Months Ended
	Dec. 31, 2012 Prc Government Managed Retirement Plan [Member] USD ($)	Dec. 31, 2012 Prc Government Managed Retirement Plan [Member] CNY	Dec. 31, 2011 Prc Government Managed Retirement Plan [Member] CNY	Dec. 31, 2010 Prc Government Managed Retirement Plan [Member] CNY	Dec. 31, 2012 Prc Government Managed Retirement Plan [Member] Maximum [Member]	Dec. 31, 2012 Prc Government Managed Retirement Plan [Member] Minimum [Member]	Dec. 31, 2012 Hong Kong Mandatory Provident Fund Schemes [Member] USD ($)	Dec. 31, 2012 Hong Kong Mandatory Provident Fund Schemes [Member] CNY	Dec. 31, 2012 Hong Kong Mandatory Provident Fund Schemes [Member] HKD	Dec. 31, 2011 Hong Kong Mandatory Provident Fund Schemes [Member] CNY	Dec. 31, 2010 Hong Kong Mandatory Provident Fund Schemes [Member] CNY
Defined Contribution Plan, Annual Contribution Per Employee, Percent					9.00%	6.50%
Defined Contribution Plan, Cost Recognized	$ 2,109,000	13,142,000	11,792,000	7,770,000			$ 69,000	430,000		340,000	321,000
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent							5.00%	5.00%	5.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Amount									22,500